Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 96.5% Value
Angola  2.0%
Angola Government International
Bond
$ 7,000,000 8.250%,  5/9/2028 $ 6,781,642
6,000,000 8.750%,  4/14/2032
a
5,453,583
2,000,000 9.125%,  11/26/2049 1,582,033
Total 13,817,258
Argentina  3.3%
Argentina Government International
Bond
1,440,000 0.750%,  7/9/2030
b
1,113,682
17,700,000 4.125%,  7/9/2035
b,c
11,682,000
15,700,000 3.500%,  7/9/2041
b
9,553,450
Total 22,349,132
Azerbaijan  0.5%
Azerbaijan Government
International Bond
3,900,000 3.500%,  9/1/2032 3,548,136
Total 3,548,136
Bahrain  1.2%
Bahrain Government International
Bond
3,000,000 6.250%,  1/25/2051 2,589,852
2,000,000 5.625%,  5/18/2034
a,c
1,865,796
1,000,000 7.750%,  4/18/2035
a
1,071,791
3,000,000 7.500%,  9/20/2047
a,c
3,055,069
Total 8,582,508
Brazil  2.4%
Brazil Government International
Bond
5,800,000 4.750%,  1/14/2050 4,077,758
3,000,000 3.875%,  6/12/2030 2,821,500
2,000,000 5.500%,  11/6/2030 2,001,900
3,000,000 6.000%,  10/20/2033 2,962,611
4,300,000 5.000%,  1/27/2045 3,238,115
2,000,000 5.625%,  2/21/2047 1,625,360
Total 16,727,244
Canada  0.8%
Petronas Energy Canada, Ltd.
6,000,000 2.112%,  3/23/2028
a,c
5,662,171
Total 5,662,171
Cayman Islands  0.1%
Oryx Funding, Ltd.
1,000,000 5.800%,  2/3/2031 1,026,540
Total 1,026,540
Chile  3.2%
Chile Government International
Bond
1,700,000 3.100%,  1/22/2061 1,017,450
8,500,000 3.500%,  1/25/2050 5,974,650
1,200,000 3.125%,  1/21/2026 1,187,880
2,600,000 3.240%,  2/6/2028 2,524,860
7,850,000 2.550%,  7/27/2033 6,601,850
2,000,000 3.500%,  1/31/2034 1,793,780
1,000,000 4.340%,  3/7/2042 859,100
Principal
Amount Long-Term Fixed Income  96.5% Value
Chile  3.2%  - continued
Corporacion Nacional del Cobre
de Chile
$ 2,000,000 6.440%,  1/26/2036
a
$ 2,095,976
Total 22,055,546
Colombia  2.4%
Colombia Government International
Bond
1,375,000 3.875%,  4/25/2027 1,348,875
1,000,000 3.250%,  4/22/2032 811,500
1,000,000 7.375%,  9/18/2037 977,240
8,500,000 6.125%,  1/18/2041 7,120,790
3,000,000 4.125%,  2/22/2042 1,969,770
1,605,000 5.625%,  2/26/2044 1,220,041
3,000,000 5.000%,  6/15/2045 2,092,500
Ecopetrol SA
1,000,000 8.375%,  1/19/2036 987,537
Total 16,528,253
Costa Rica  0.9%
Costa Rica Government
International Bond
1,000,000 7.300%,  11/13/2054
a
1,038,750
4,900,000 7.000%,  4/4/2044 4,985,750
Total 6,024,500
Dominican Republic  3.2%
Dominican Republic Government
International Bond
1,000,000 5.950%,  1/25/2027
a
1,008,250
3,000,000 5.500%,  2/22/2029
a
2,994,600
4,500,000 4.875%,  9/23/2032
a
4,159,350
2,900,000 6.850%,  1/27/2045 2,897,100
6,300,000 6.500%,  2/15/2048
a
6,036,030
5,000,000 6.400%,  6/5/2049
a
4,755,000
Total 21,850,330
Ecuador  1.4%
Ecuador Government International
Bond
1,845,947 6.900%,  7/31/2030 1,618,896
10,751,640 5.500%,  7/31/2035
b
8,026,099
Total 9,644,995
Egypt  2.5%
Egypt Government International
Bond
1,500,000 7.500%,  2/16/2061
a
1,093,444
2,000,000 8.750%,  9/30/2051
a
1,643,662
500,000 8.150%,  11/20/2059
a
385,514
3,500,000 7.053%,  1/15/2032
a
3,209,643
2,300,000 7.300%,  9/30/2033 2,049,343
3,000,000 8.500%,  1/31/2047 2,436,494
8,500,000 7.903%,  2/21/2048 6,571,320
Total 17,389,420
El Salvador  0.8%
El Salvador Government
International Bond
1,300,000 8.625%,  2/28/2029 1,348,100
4,500,000 7.625%,  2/1/2041 4,077,000
Total 5,425,100

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.5% Value
Gabon  0.2%
Gabon Government International
Bond
$ 2,000,000 6.625%,  2/6/2031 $ 1,641,764
Total 1,641,764
Ghana  2.2%
Ghana Government International
Bond
136,896 Zero Coupon,  7/3/2026
a
131,158
96,000 Zero Coupon,  7/3/2026 91,976
1,452,000 5.000%,  7/3/2029
b
1,379,847
6,570,552 5.000%,  7/3/2029
a,b
6,244,050
419,053 Zero Coupon,  1/3/2030
a
349,015
276,606 Zero Coupon,  1/3/2030 230,376
2,088,000 5.000%,  7/3/2035
b
1,676,463
5,977,488 5.000%,  7/3/2035
a,b
4,799,346
Total 14,902,231
Guatemala  2.4%
Guatemala Government
International Bond
1,000,000 6.125%,  6/1/2050
a,c
913,110
4,590,000 4.500%,  5/3/2026 4,549,195
2,200,000 4.375%,  6/5/2027
c
2,166,274
5,000,000 5.375%,  4/24/2032 4,907,750
2,000,000 6.550%,  2/6/2037
a
2,035,160
2,000,000 4.650%,  10/7/2041
a
1,600,080
Total 16,171,569
Honduras  0.1%
Honduras Government International
Bond
1,000,000 6.250%,  1/19/2027 996,500
Total 996,500
Hungary  1.7%
Hungary Government International
Bond
3,000,000 5.250%,  6/16/2029
a
3,029,764
2,000,000 2.125%,  9/22/2031 1,674,866
3,000,000 6.250%,  9/22/2032
a
3,142,964
1,000,000 6.000%,  9/26/2035
a,c
1,006,949
Magyar Export-Import Bank Zrt
2,500,000 6.125%,  12/4/2027
a
2,559,218
Total 11,413,761
Indonesia  4.3%
Indonesia Government International
Bond
6,100,000 4.750%,  1/8/2026
a
6,123,456
3,700,000 4.100%,  4/24/2028 3,690,269
3,400,000 6.625%,  2/17/2037
a
3,780,278
1,000,000 7.750%,  1/17/2038
a,c
1,219,158
726,000 6.750%,  1/15/2044
a
818,940
4,000,000 5.125%,  1/15/2045
a,c
3,855,826
1,200,000 5.250%,  1/8/2047
a
1,163,091
1,500,000 4.350%,  1/11/2048 1,267,523
Pertamina Persero PT
1,500,000 6.450%,  5/30/2044 1,560,895
Perusahaan Listrik Negara PT
1,000,000 4.375%,  2/5/2050 769,582
2,400,000 5.250%,  10/24/2042 2,153,800
Principal
Amount Long-Term Fixed Income  96.5% Value
Indonesia  4.3%  - continued
Perusahaan Penerbit SBSN
Indonesia III
$ 1,500,000 4.150%,  3/29/2027
a
$ 1,498,377
1,500,000 4.400%,  6/6/2027
a
1,504,846
Total 29,406,041
Ivory Coast  2.4%
Ivory Coast Government
International Bond
12,500,000 6.125%,  6/15/2033 11,563,581
2,000,000 8.075%,  4/1/2036
a
1,969,783
3,000,000 8.250%,  1/30/2037
a
2,964,956
Total 16,498,320
Jersey  1.5%
Galaxy Pipeline Assets Bidco, Ltd.
3,685,750 2.160%,  3/31/2034 3,286,089
6,500,000 2.625%,  3/31/2036
a
5,577,924
1,766,480 2.940%,  9/30/2040
a
1,461,855
Total 10,325,868
Jordan  0.9%
Jordan Government International
Bond
2,500,000 7.500%,  1/13/2029
a
2,586,205
3,500,000 5.850%,  7/7/2030 3,395,410
Total 5,981,615
Kazakhstan  0.8%
Kazakhstan Government
International Bond
3,000,000 6.500%,  7/21/2045 3,233,070
KazMunayGas National Company
JSC
2,700,000 5.750%,  4/19/2047 2,368,450
Total 5,601,520
Kenya  0.4%
Kenya Government International
Bond
1,000,000 7.250%,  2/28/2028 989,675
1,500,000 8.000%,  5/22/2032 1,427,633
Total 2,417,308
Lebanon  0.5%
Lebanon Government International
Bond
10,000,000 6.650%,  4/22/2024
d
1,855,000
3,000,000 6.600%,  11/27/2026
d
556,500
5,000,000 6.850%,  3/23/2027
d
927,500
Total 3,339,000
Luxembourg  1.1%
EIG Pearl Holdings SARL
3,474,250 3.545%,  8/31/2036
a
3,118,675
Greensaif Pipelines Bidco SARL
2,000,000 5.853%,  2/23/2036
a
2,047,041
2,000,000 6.129%,  2/23/2038
a
2,076,563
Total 7,242,279
Malaysia  1.5%
Petronas Capital, Ltd.
3,500,000 4.550%,  4/21/2050 2,977,445

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.5% Value
Malaysia  1.5%  - continued
$ 6,400,000 3.500%,  4/21/2030 $ 6,142,081
1,500,000 5.340%,  4/3/2035
a
1,522,908
Total 10,642,434
Mexico  5.1%
Mexico Government International
Bond
7,240,000 6.338%,  5/4/2053 6,613,740
885,000 3.750%,  1/11/2028 866,857
2,047,000 5.850%,  7/2/2032 2,059,282
1,000,000 3.500%,  2/12/2034 837,500
3,000,000 6.000%,  5/7/2036 2,940,000
3,800,000 6.050%,  1/11/2040 3,611,900
1,000,000 4.600%,  2/10/2048 742,500
Petroleos Mexicanos
12,300,000 7.690%,  1/23/2050 10,427,493
2,200,000 5.950%,  1/28/2031
c
2,042,034
5,600,000 6.625%,  6/15/2035 4,991,744
Total 35,133,050
Montenegro  0.2%
Montenegro Government
International Bond
1,000,000 7.250%,  3/12/2031
a
1,038,538
Total 1,038,538
Morocco  0.7%
Morocco Government International
Bond
3,000,000 4.000%,  12/15/2050 2,067,297
OCP SA
1,500,000 5.125%,  6/23/2051 1,151,682
1,000,000 3.750%,  6/23/2031 902,500
1,000,000 6.700%,  3/1/2036 1,011,961
Total 5,133,440
Mozambique  0.2%
Mozambique Government
International Bond
1,861,000 9.000%,  9/15/2031 1,622,209
Total 1,622,209
Namibia  0.3%
Namibia Government International
Bond
2,000,000 5.250%,  10/29/2025 1,985,853
Total 1,985,853
Netherlands  0.3%
AES Andres BV
1,000,000 5.700%,  5/4/2028
a
959,280
Majapahit Holding BV
1,000,000 7.875%,  6/29/2037 1,194,699
Total 2,153,979
Nigeria  2.1%
Nigeria Government International
Bond
8,100,000 7.875%,  2/16/2032 7,872,024
2,000,000 7.375%,  9/28/2033
a
1,841,788
5,000,000 7.696%,  2/23/2038 4,430,276
Total 14,144,088
Principal
Amount Long-Term Fixed Income  96.5% Value
Oman  2.4%
Oman Government International
Bond
$ 4,000,000 4.750%,  6/15/2026
a
$ 3,999,685
3,000,000 5.625%,  1/17/2028
a,c
3,061,395
8,500,000 6.750%,  1/17/2048
a
9,109,041
Total 16,170,121
Pakistan  1.1%
Pakistan Government International
Bond
1,000,000 6.000%,  4/8/2026
a
995,785
3,500,000 6.875%,  12/5/2027 3,431,754
3,000,000 7.375%,  4/8/2031
a
2,809,197
Total 7,236,736
Panama  2.1%
Aeropuerto Internacional de
Tocumen SA
2,000,000 4.000%,  8/11/2041
a
1,538,660
Panama Bonos del Tesoro
2,000,000 3.362%,  6/30/2031 1,723,260
Panama Government International
Bond
4,800,000 4.500%,  4/16/2050 3,279,840
4,579,000 6.700%,  1/26/2036 4,592,829
2,000,000 8.000%,  3/1/2038 2,165,000
1,500,000 4.500%,  5/15/2047 1,050,450
Total 14,350,039
Paraguay  1.4%
Paraguay Government International
Bond
750,000 6.650%,  3/4/2055
a
757,425
4,800,000 5.400%,  3/30/2050 4,176,000
1,001,000 4.700%,  3/27/2027 997,747
1,000,000 5.850%,  8/21/2033
a
1,019,350
1,000,000 6.100%,  8/11/2044 972,000
2,000,000 5.600%,  3/13/2048 1,798,000
Total 9,720,522
Peru  2.9%
Corporacion Financiera de
Desarrollo SA
1,000,000 5.500%,  5/6/2030
a
1,010,900
Peru Government International
Bond
7,000,000 2.783%,  1/23/2031 6,294,260
1,100,000 8.750%,  11/21/2033 1,344,310
2,000,000 3.000%,  1/15/2034 1,685,080
8,500,000 3.300%,  3/11/2041 6,340,490
Petroleos del Peru SA
4,500,000 5.625%,  6/19/2047
a
3,018,301
Total 19,693,341
Philippines  2.1%
Philippines Government
International Bond
3,000,000 3.750%,  1/14/2029 2,936,227
5,025,000 7.750%,  1/14/2031 5,806,459
1,625,000 6.375%,  10/23/2034 1,788,593
2,000,000 4.750%,  3/5/2035 1,965,000

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.5% Value
Philippines  2.1%  - continued
$ 2,420,000 3.950%,  1/20/2040 $ 2,088,259
Total 14,584,538
Poland  0.8%
Bank Gospodarstwa Krajowego
1,500,000 5.375%,  5/22/2033
a
1,517,288
Poland Government International
Bond
3,000,000 4.875%,  10/4/2033 2,991,083
1,000,000 5.375%,  2/12/2035 1,019,472
Total 5,527,843
Qatar  1.9%
Qatar Government International
Bond
4,800,000 4.400%,  4/16/2050
a
4,091,485
3,000,000 3.250%,  6/2/2026
a
2,973,878
4,000,000 4.817%,  3/14/2049
a
3,666,173
QatarEnergy
3,000,000 3.125%,  7/12/2041
a
2,237,640
Total 12,969,176
Romania  3.1%
Romania Government International
Bond
4,100,000 4.000%,  2/14/2051 2,661,842
2,000,000 3.000%,  2/27/2027 1,939,324
6,000,000 5.250%,  11/25/2027
a
6,034,584
4,000,000 3.000%,  2/14/2031 3,500,989
2,000,000 3.625%,  3/27/2032
a
1,746,372
2,000,000 7.125%,  1/17/2033
a
2,122,033
1,500,000 6.375%,  1/30/2034
a
1,495,371
1,000,000 5.750%,  3/24/2035
a
947,542
1,000,000 7.500%,  2/10/2037
a
1,061,149
Total 21,509,206
Saudi Arabia  4.0%
Saudi Arabia Government
International Bond
10,600,000 3.750%,  1/21/2055 7,261,464
6,300,000 3.250%,  10/26/2026
a
6,209,996
1,000,000 5.125%,  1/13/2028
a
1,017,434
4,000,000 3.625%,  3/4/2028
a
3,928,337
2,300,000 4.375%,  4/16/2029
a
2,294,552
1,500,000 2.250%,  2/2/2033
a
1,261,727
1,500,000 4.500%,  10/26/2046 1,246,015
Saudi Arabian Oil Company
4,500,000 2.250%,  11/24/2030
a
4,022,298
Total 27,241,823
Senegal  0.3%
Senegal Government International
Bond
2,200,000 6.250%,  5/23/2033 1,627,295
1,000,000 6.750%,  3/13/2048 649,024
Total 2,276,319
Serbia  1.0%
Serbia Government International
Bond
2,000,000 6.250%,  5/26/2028
a
2,064,489
1,500,000 6.500%,  9/26/2033
a
1,583,068
Principal
Amount Long-Term Fixed Income  96.5% Value
Serbia  1.0%  - continued
$ 3,000,000 6.000%,  6/12/2034
a
$ 3,059,496
Total 6,707,053
South Africa  3.0%
Eskom Holdings SOC, Ltd.
6,000,000 6.350%,  8/10/2028
a
6,097,453
3,000,000 8.450%,  8/10/2028 3,158,156
South Africa Government
International Bond
2,000,000 7.100%,  11/19/2036
a
1,986,237
3,500,000 6.250%,  3/8/2041 3,043,198
2,000,000 5.375%,  7/24/2044 1,517,891
6,100,000 5.650%,  9/27/2047 4,573,483
Total 20,376,418
Sri Lanka  1.0%
Sri Lanka Government International
Bond
1,176,052 4.000%,  4/15/2028
a
1,114,309
2,438,280 3.350%,  3/15/2033
a,b
1,994,682
1,646,400 3.600%,  6/15/2035
a,b
1,167,416
1,142,640 3.600%,  5/15/2036
a,b
959,475
2,286,240 3.600%,  2/15/2038
a,b
1,916,366
Total 7,152,248
Trinidad and Tobago  0.6%
Port of Spain Waterfront
Development
1,000,000 7.875%,  2/19/2040
a
977,500
Telecommunications Services of
Trinidad and Tobago, Ltd.
2,800,000 8.875%,  10/18/2029
a
2,822,400
Total 3,799,900
Turkey  3.3%
TC Ziraat Bankasi AS
1,000,000 7.250%,  2/4/2030
a
1,003,098
Turkiye Government International
Bond
5,600,000 6.125%,  10/24/2028 5,630,705
3,000,000 7.125%,  2/12/2032 3,034,201
3,800,000 6.500%,  9/20/2033 3,679,718
4,435,000 6.750%,  5/30/2040 4,123,902
2,000,000 6.000%,  1/14/2041 1,675,076
1,000,000 4.875%,  4/16/2043 714,433
1,800,000 5.750%,  5/11/2047 1,374,734
Turkiye Ihracat Kredi Bankasi AS
1,500,000 9.375%,  1/31/2026
*
1,526,617
Total 22,762,484
Ukraine  0.9%
Ukraine Government International
Bond
74,612 Zero Coupon,  2/1/2030
a,b
34,740
375,226 Zero Coupon,  2/1/2030
b
174,706
1,402,166 Zero Coupon,  2/1/2034
b
523,104
278,813 Zero Coupon,  2/1/2034
a,b
104,016
2,132,932 1.750%,  2/1/2034
b
1,077,808
409,769 1.750%,  2/1/2034
a,b
207,064
1,184,929 Zero Coupon,  2/1/2035
b
548,284
235,617 Zero Coupon,  2/1/2035
a,b
109,023
2,310,025 1.750%,  2/1/2035
b
1,175,817
546,358 1.750%,  2/1/2035
a,b
278,100

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.5% Value
Ukraine  0.9%  - continued
$ 987,441 Zero Coupon,  2/1/2036
b
$ 456,551
196,347 Zero Coupon,  2/1/2036
a,b
90,783
2,426,201 1.750%,  2/1/2036
b
1,196,112
409,769 1.750%,  2/1/2036
a,b
202,015
Total 6,178,123
United Arab Emirates  2.7%
Abu Dhabi Government
International Bond
2,500,000 3.875%,  4/16/2050
a
1,954,794
3,000,000 3.000%,  9/15/2051
a,c
1,981,478
3,000,000 3.125%,  5/3/2026
a
2,970,940
8,500,000 2.500%,  9/30/2029
a
7,973,357
Emirate of Sharjah Government
International Bond
6,000,000 4.000%,  7/28/2050
a
3,893,074
Total 18,773,643
United Kingdom  0.3%
NAK Naftogaz Ukraine via Kondor
Finance plc
2,335,120 7.625%,  11/8/2028
a
1,825,014
Total 1,825,014
Uruguay  2.1%
Uruguay Government International
Bond
3,000,000 4.975%,  4/20/2055 2,635,110
2,000,000 5.100%,  6/18/2050 1,832,620
9,840,312 4.375%,  1/23/2031 9,786,190
Total 14,253,920
Uzbekistan  1.1%
Uzbekistan Government
International Bond
1,000,000 7.850%,  10/12/2028
a
1,062,636
1,000,000 3.700%,  11/25/2030 897,084
3,000,000 3.900%,  10/19/2031
a,c
2,659,766
1,000,000 6.947%,  5/25/2032
a
1,039,073
Uzbekneftegaz JSC
2,000,000 4.750%,  11/16/2028
*
1,869,602
Total 7,528,161
Venezuela  0.7%
Petroleos de Venezuela SA
6,000,000 12.750%,  2/17/2022
d
918,000
10,500,000 6.000%,  11/15/2026
d
1,459,500
Venezuela Government
International Bond
3,800,000 12.750%,  8/23/2022
d
731,880
7,000,000 9.000%,  5/7/2023
d
1,260,700
2,500,000 11.750%,  10/21/2026
d
544,000
Total 4,914,080
Virgin Islands, British  3.8%
Sinopec Group Overseas
Development 2017, Ltd.
5,000,000 3.625%,  4/12/2027 4,942,852
Sinopec Group Overseas
Development 2018, Ltd.
6,200,000 2.300%,  1/8/2031 5,657,396
Principal
Amount Long-Term Fixed Income  96.5% Value
Virgin Islands, British  3.8%  - continued
State Grid Overseas Investment
2016, Ltd.
$ 12,500,000 2.875%,  5/18/2026 $ 12,353,383
3,000,000 3.500%,  5/4/2027 2,964,844
Total 25,918,475
Zambia  0.3%
Zambia Government International
Bond
1,391,783 0.500%,  12/31/2053 1,016,809
1,239,205 5.750%,  6/30/2033
b
1,153,347
Total 2,170,156
Total Long-Term Fixed Income
(cost $701,658,376) 662,061,839
Shares
Collateral Held for Securities
Loaned 1.7%
11,875,664 Thrivent Cash Management Trust 11,875,664
Total Collateral Held for
Securities Loaned
(cost $11,875,664) 11,875,664
Shares or
Principal
Amount Short-Term Investments 2.3%
State Street Institutional U.S.
Government Money Market Fund
16,015,103 4.250%
e
16,015,103
Total Short-Term Investments
(cost $16,015,103) 16,015,103
Total Investments (cost
$729,549,143) 100.5% $689,952,606
Other Assets and Liabilities,
Net (0.5%) (3,466,469)
Total Net Assets 100.0% $686,486,137
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2025, the value of these investments was $245,548,391 or 35.8%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2025.
c All or a portion of the security is on loan.
d Defaulted security.  Interest is not being accrued.
e The interest rate shown reflects the yield.

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Core Emerging Markets Debt Fund as of July 31, 2025
was $3,396,219 or 0.49% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of July 31, 2025.
Security
Acquisition
Date Cost
Turkiye Ihracat Kredi Bankasi AS,
1/31/2026 1/24/2023 $ 1,491,375
Uzbekneftegaz JSC, 11/16/2028 11/9/2021 2,000,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of July 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 11,525,477
Total lending $11,525,477
Gross amount payable upon return of
collateral for securities loaned $11,875,664
Net amounts due to counterparty $350,187
Definitions:
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Core Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Communications Services 2,822,400 – 2,822,400 –
Energy 17,568,147 – 17,568,147 –
Foreign Government 640,712,012 – 640,712,012 –
Utilities 959,280 – 959,280 –
Short-Term Investments 16,015,103 16,015,103 – –
Subtotal Investments in Securities $678,076,942 $16,015,103 $662,061,839 $–
Other Investments  * Total
Collateral Held for Securities Loaned 11,875,664
Subtotal Other Investments $11,875,664
Total Investments at Value $689,952,606
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Core Emerging Markets
Debt Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $11,834 $37,345 $49,179 $– – –%
Total Affiliated Short-Term Investments 11,834 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   6,780 123,971 118,875 11,876 11,876 1.7
Total Collateral Held for Securities Loaned 6,780 11,876 1.7
Total Value $18,614 $11,876
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2024
- 7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $– $– $ – $167
Total Income/Non Cash Income from Affiliated
Investments $167
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 68
Total Affiliated Income from Securities Loaned, Net $68
Total Value $– $– $ –

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.2% Value
Bermuda  0.1%
186,000 BOE Varitronix, Ltd. $ 140,206
2,888 Credicorp, Ltd. 684,456
Total 824,662
Brazil  3.6%
47,100 Allos SA 178,826
53,600 Alupar Investimento SA 282,954
1,028,800 Ambev SA 2,303,962
98,500 Banco ABC Brasil SA 383,653
48,900 Banco Bradesco SA ADR 135,453
485,100 Banco do Brasil SA 1,713,580
186,900 Banco do Estado do Rio Grande
do Sul SA 364,151
53,800 Companhia de Saneamento de
Minas Gerais COPASA MG 247,980
6,622 Companhia Paranaense de Energia
- COPEL ADR 51,652
119,500 CPFL Energia SA 804,769
227,100 Cury Construtora e Incorporadora
SA 1,191,965
225,600 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 983,051
222,100 Direcional Engenharia SA 1,542,529
3,286 Embraer SA ADR 189,208
47,300 Equatorial Energia SA 287,793
125,692 Gerdau SA ADR 372,048
547,447 Itau Unibanco Holding SA ADR 3,432,493
407,800 Magazine Luiza SA 509,791
82,600 Metalurgica Gerdau SA 137,924
104,169 Petroleo Brasileiro SA - Petrobras
ADR 1,327,113
285,800 Telefonica Brasil SA 1,608,264
132,000 TIM SA/Brazil 486,318
62,900 Tupy SA 181,863
370,949 Vale SA ADR 3,535,144
Total 22,252,484
Cayman Islands  17.3%
169,500 3SBio, Inc.
a
685,233
597,500 AAC Technologies Holdings, Inc. 3,021,064
1,035,604 Alibaba Group Holding, Ltd. 15,570,077
463,500 China Hongqiao Group, Ltd. 1,222,666
1,496,000 China Mengniu Dairy Company,
Ltd. 3,113,200
794,500 China Resources Land, Ltd. 2,913,406
1,091,000 Consun Pharmaceutical Group,
Ltd. 1,913,628
1,340,000 Geely Automobile Holdings, Ltd. 3,005,644
1,558,000 Greentown China Holdings, Ltd. 1,959,705
234,371 Hello Group, Inc. ADR 1,928,873
264,048 JD.com, Inc. 4,161,910
13,933 JOYY, Inc. ADR 699,436
1,061,500 Kingboard Holdings, Ltd. 3,802,429
168,500 Kuaishou Technology
a,b
1,645,244
188,220 Meituan
a,b
2,903,773
91,500 NetDragon Websoft Holdings, Ltd. 126,376
62,026 NetEase, Inc. ADR 8,081,988
128,883 NU Holdings, Ltd./Cayman Islands
b
1,574,950
24,600 PDD Holdings, Inc. ADR
b
2,790,870
89,800 Pop Mart International Group, Ltd.
a
2,801,210
4,912,000 Shui On Land, Ltd. 479,908
565,000 Sino Biopharmaceutical, Ltd. 541,101
513,500 Tencent Holdings, Ltd. 35,951,285
Shares Common Stock  97.2% Value
Cayman Islands  17.3%  - continued
262,000 Tingyi (Cayman Islands) Holding
Corporation $ 387,305
44,000 WuXi Biologics (Cayman), Inc.
a,b
178,906
757,200 Xiaomi Corporation
a,b
5,094,405
623,500 Zhongsheng Group Holdings, Ltd. 1,048,797
Total 107,603,389
Chile  0.4%
24,702 Banco de Chile ADR 674,859
18,290 Banco de Credito e Inversiones SA 725,876
12,662 Banco Santander Chile SA ADR 291,352
223,757 Cencosud SA 674,071
2,738,885 Colbun SA 405,450
Total 2,771,608
China  11.6%
101,000 Agricultural Bank of China, Ltd.,
Class H 66,167
684,000 Aluminum Corporation of China,
Ltd., Class H 540,611
193,500 Anhui Conch Cement Company,
Ltd., Class H 560,208
151,400 Avary Holding Shenzhen Company,
Ltd. 1,109,633
3,848,500 BAIC Motor Corporation, Ltd.
a,b
1,051,240
1,699,700 Bank of Beijing Company, Ltd. 1,523,699
886,000 Bank of Communications Company,
Ltd., Class H 798,169
1,303,700 BOE Technology Group Company,
Ltd. 731,107
99,500 BYD Company, Ltd., Class H 1,452,785
1,408,600 Changjiang Securities Company,
Ltd. 1,439,548
4,203,000 China Construction Bank
Corporation, Class H 4,298,843
497,000 China Life Insurance Company,
Ltd. 1,435,640
278,000 China National Building Material
Company, Ltd. 165,395
218,700 China Southern Airlines Company,
Ltd.
b
172,086
1,673,100 China Tower Corporation, Ltd.
a
2,341,195
5,507,600 China United Network
Communications, Ltd. 4,096,536
32,800 CITIC Securities Company, Ltd.,
Class A 131,987
449,500 CITIC Securities Company, Ltd.,
Class H 1,579,361
405,000 COSCO SHIPPING Holdings
Company, Ltd., Class H 740,316
731,200 Gree Electric Appliances, Inc. of
Zhuhai 4,632,690
188,400 Guosen Securities Company, Ltd. 346,744
277,600 Haier Smart Home Company, Ltd.,
Class H 874,545
3,400 Huatai Securities Company, Ltd.,
Class A 9,454
717,600 Huatai Securities Company, Ltd.,
Class H
a
1,651,609
1,067,400 Huaxia Bank Company, Ltd. 1,178,883
130,400 HUAYU Automotive Systems
Company, Ltd. 317,931
210,800 Industrial and Commercial Bank of
China, Ltd., Class A 221,476

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.2% Value
China  11.6%  - continued
6,236,000 Industrial and Commercial Bank of
China, Ltd., Class H $ 4,778,181
668,400 Inner Mongolia Yili Industrial Group
Company, Ltd. 2,544,427
46,000 Legend Holdings Corporation
a,b
58,357
754,000 Lenovo Group, Ltd. 966,817
8,700 Midea Group Company, Ltd. 84,706
242,500 New China Life Insurance
Company, Ltd. 1,551,737
5,499,000 People's Insurance Company
(Group) of China, Ltd., Class H 4,224,706
286,000 PICC Property and Casualty
Company, Ltd. 593,617
36,400 Ping An Insurance (Group)
Company of China, Ltd., Class A 296,458
952,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 6,535,827
1,398,900 SAIC Motor Corporation, Ltd. 3,332,152
1,540,300 SDIC Capital Company, Ltd. 1,615,495
1,559,600 Shandong Weigao Group Medical
Polymer Company, Ltd. 1,372,845
674,400 Sinopharm Group Company, Ltd. 1,621,007
562,000 Tong Ren Tang Technologies
Company, Ltd. 376,887
215,357 Vipshop Holdings, Ltd. ADR 3,249,737
2,800 WuXi AppTec Company, Ltd., Class
A 37,203
246,200 WuXi AppTec Company, Ltd., Class
H
a,c
3,284,116
157,000 Xinhua Winshare Publishing and
Media Company, Ltd. 234,905
374,000 Zhejiang Expressway Company,
Ltd. 356,351
445,400 Zhejiang Longsheng Group
Company, Ltd. 654,733
263,000 ZTE Corporation, Class H 829,821
Total 72,067,943
Colombia  0.6%
41,449 Grupo Cibest SA 534,731
67,386 Grupo Cibest SA ADR 2,925,900
Total 3,460,631
Cyprus  <0.1%
71,245 Ros Agro plc GDR
b,d
0
Total 0
Czech Republic  0.3%
5,988 CEZ AS 346,941
15,516 Komercni Banka AS 739,114
74,347 Moneta Money Bank AS
a
517,131
285 Philip Morris CR 229,967
Total 1,833,153
Egypt  <0.1%
64,927 Commercial International Bank
Egypt SAE GDR 124,109
Total 124,109
Greece  0.5%
9,431 Aegean Airlines SA 135,612
222,461 Eurobank Ergasias Services and
Holdings SA 816,514
74,927 HELLENiQ ENERGY Holdings SA 658,830
59,121 National Bank of Greece SA 824,653
Shares Common Stock  97.2% Value
Greece  0.5%  - continued
37,293 OPAP SA $ 836,706
Total 3,272,315
Hong Kong  0.4%
505,000 China Overseas Grand Oceans
Group, Ltd. 124,635
718,800 China Taiping Insurance Holdings
Company, Ltd. 1,597,177
606,000 Guangdong Investment, Ltd. 539,395
Total 2,261,207
Hungary  0.9%
225,600 MOL Hungarian Oil & Gas plc 1,960,131
38,385 OTP Bank Nyrt 3,114,787
12,559 Richter Gedeon Nyrt 376,964
Total 5,451,882
India  16.9%
13,389 Aditya Birla Sun Life Asset
Management Company, Ltd. 130,374
1,213,835 Bharat Petroleum Corporation, Ltd. 4,536,024
403,781 Bharti Airtel, Ltd. 8,789,970
24,268 Ceat, Ltd. 914,990
406,042 Chambal Fertilisers and Chemicals,
Ltd. 2,372,814
273,575 Cipla, Ltd. 4,831,393
17,645 Coromandel International, Ltd. 539,559
15,745 Eicher Motors, Ltd. 979,697
85,604 HCL Technologies, Ltd. 1,427,028
88,110 HDFC Asset Management
Company, Ltd.
a
5,662,594
345,481 HDFC Bank, Ltd. 7,928,206
95,544 HDFC Life Insurance Company,
Ltd.
a
820,932
13,447 Hero MotoCorp, Ltd. 651,409
652,743 Hindalco Industries, Ltd. 5,053,290
8,902 Hindustan Aeronautics, Ltd. 458,150
923,562 Hindustan Petroleum Corporation,
Ltd. 4,384,927
170,451 ICICI Bank, Ltd. ADR 5,744,199
466,932 Indian Oil Corporation, Ltd.
b
771,388
293,906 Infosys, Ltd. ADR
c
4,914,108
27,532 InterGlobe Aviation, Ltd.
a,b
1,847,629
106,936 Jindal Saw, Ltd. 256,409
29,679 JK Tyre & Industries, Ltd. 113,010
157,922 JSW Steel, Ltd. 1,883,814
22,336 Kotak Mahindra Bank, Ltd. 503,238
10,613 Larsen & Toubro, Ltd. 438,908
90,349 LT Foods, Ltd. 498,460
13,351 LTIMindtree, Ltd.
a
772,302
55,656 Lupin, Ltd. 1,216,484
40,191 Mahindra & Mahindra, Ltd. 1,464,102
20,711 Maruti Suzuki India, Ltd. 2,970,765
1,855 MRF, Ltd. 3,121,434
26,202 Nava, Ltd. 187,489
113,664 NLC India, Ltd. 311,999
1,795,995 NMDC, Ltd. 1,443,525
36,205 Oberoi Realty, Ltd. 670,241
29,050 Orient Cement, Ltd. 81,866
6,444 Page Industries, Ltd. 3,582,755
239,315 Paradeep Phosphates, Ltd.
a
584,622
25,538 Persistent Systems, Ltd. 1,492,466
10,841 Pidilite Industries, Ltd. 354,496
255,450 Reliance Industries, Ltd. 4,034,193
21,680 SBI Life Insurance Company, Ltd.
a
453,556

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.2% Value
India  16.9%  - continued
59,618 State Bank of India $ 540,165
101,464 Tata Consultancy Services, Ltd. 3,499,133
309,417 Tata Motors, Ltd. 2,338,781
1,137,079 Tata Steel, Ltd. 2,042,001
224,263 Tech Mahindra, Ltd. 3,720,536
10,952 UltraTech Cement, Ltd. 1,524,890
37,571 United Spirits, Ltd. 573,620
481,484 Wipro, Ltd. ADR
c
1,309,637
33,740 Zydus Lifesciences, Ltd. 371,569
Total 105,115,147
Kuwait  0.7%
294,217 Burgan Bank SAK 239,880
93,035 HumanSoft Holding Company
KSCC 729,016
694,905 Kuwait Finance House KSCP 1,829,844
541,243 National Bank of Kuwait KSC 1,852,555
Total 4,651,295
Malaysia  0.4%
236,900 Hong Leong Bank Bhd 1,053,161
484,800 Public Bank Bhd 477,464
995,000 Sime Darby Property Bhd 344,834
221,868 Sports Toto Bhd 71,159
424,300 Sunway Construction Group Bhd 518,888
Total 2,465,506
Mexico  1.0%
40,400 Arca Continental SAB de CV 421,196
69,542 Cemex SAB de CV ADR 605,015
7,664 Coca-Cola FEMSA SAB de CV ADR 636,419
623,900 Fibra Uno Administracion SA de CV 886,656
161,400 Grupo Financiero Banorte SAB de
CV ADR 1,437,414
116,000 Grupo Mexico SAB de CV 723,670
31,700 Industrias Penoles SAB de CV
b
832,535
265,100 Megacable Holdings SAB de CV 731,291
Total 6,274,196
Netherlands  <0.1%
23,246 JBS NV 320,795
Total 320,795
Philippines  <0.1%
285,500 DigiPlus Interactive Corporation 123,338
Total 123,338
Poland  1.9%
29,560 Asseco Poland SA 1,594,769
40,195 Bank Millennium SA
b
156,327
28,842 Bank Polska Kasa Opieki SA 1,566,219
76,302 Orlen SA 1,699,132
305,909 PGE Polska Grupa Energetyczna
SA
b
984,950
117,545 Powszechna Kasa Oszczednosci
Bank Polski SA 2,573,824
180,308 Powszechny Zaklad Ubezpieczen
SA 3,022,140
117,256 Tauron Polska Energia SA
b
260,107
Total 11,857,468
Qatar  0.4%
378,839 Commercial Bank PSQC 508,807
461,137 Doha Bank QPSC 309,864
Shares Common Stock  97.2% Value
Qatar  0.4%  - continued
69,334 Gulf Warehousing Company $ 52,710
48,315 Qatar Islamic Bank QPSC 325,507
267,395 Qatar National Bank QPSC 1,375,648
Total 2,572,536
Russian Federation  <0.1%
647,134 Gazprom PJSC ADR
b,d
65
56,865 GMK Norilskiy Nickel PAO ADR
b,d
6
23,359 LUKOIL PJSC
b,d,e
0
23,091 Mechel PJSC ADR
b,c,d
2
1,696 Novatek PJSC GDR
b,d
0
26,150 Polyus PJSC
b,d,e
0
1,260,120 Sberbank of Russia PJSC
b,d,e
1
67,230 Sovcomflot OAO
b,d,e
0
257,974 Surgutneftegas PAO ADR
b,d
26
Total 100
Saudi Arabia  2.4%
44,261 Al Babtain Power &
Telecommunication Company 661,478
194,081 Al Rajhi Bank 4,893,571
455,162 Arab National Bank 2,633,042
3,236 Arabian Internet & Communications
Services Company 205,585
76,003 Banque Saudi Fransi 347,237
13,164 Eastern Province Cement Company 96,784
42,213 Riyad Bank 316,746
21,289 Riyadh Cement Company 180,057
243,745 Saudi Arabian Oil Company
a
1,577,189
217,599 Saudi National Bank 2,171,441
146,354 Saudi Telecom Company 1,638,242
11,730 Theeb Rent A Car Company 192,888
Total 14,914,260
South Africa  2.1%
166,585 Absa Group, Ltd. 1,644,333
221,379 AECI, Ltd. 1,330,127
658 Capitec Bank Holdings, Ltd. 127,552
30,182 Coronation Fund Managers, Ltd. 68,161
235,102 DataTec, Ltd. 770,374
152,494 FirstRand, Ltd. 647,575
69,110 Gold Fields, Ltd. ADR 1,683,520
41,517 Harmony Gold Mining Company,
Ltd. ADR 558,819
8,165 Naspers, Ltd. 2,520,389
61,120 Nedbank Group, Ltd. 834,013
542,032 Redefine Properties, Ltd. 143,446
22,899 Sanlam, Ltd. 110,169
172,756 Standard Bank Group 2,222,934
8,214 Valterra Platinum, Ltd. 368,890
31,218 Vodacom Group 238,348
106,019 Vukile Property Fund, Ltd. 119,032
Total 13,387,682
South Korea  9.7%
3,107 Caregen Company, Ltd. 110,768
9,792 Cheil Worldwide, Inc. 139,889
6,685 CJ Corporation 743,113
8,471 E-MART, Inc. 543,163
22,819 Green Cross Holdings Corporation 261,911
54,171 GS Holdings Corporation 1,916,762
49,078 Hana Financial Group, Inc. 3,000,585
18,079 HD Hyundai Company, Ltd. 1,849,907
1,778 HD Korea Shipbuilding & Offshore
Engineering Company, Ltd. 456,914

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.2% Value
South Korea  9.7%  - continued
7,778 Hyundai Glovis Company, Ltd. $ 821,615
91,749 iM Financial Group Company, Ltd. 912,857
60,926 Industrial Bank of Korea 850,007
20,883 Kangwon Land, Inc. 280,317
38,799 KB Financial Group, Inc. 3,082,512
22,498 KEPCO Plant Service &
Engineering Company, Ltd. 841,896
17,006 Korean Reinsurance Company 130,538
44,303 KT&G Corporation 4,152,249
32,220 LG Corporation 1,829,283
222,887 LG Uplus Corporation 2,346,242
30,541 LX International Corporation 703,907
2,715 PharmaResearch Company, Ltd. 1,080,671
4,073 Samsung Biologics Company,
Ltd.
a,b
3,111,885
19,309 Samsung C&T Corporation 2,329,532
304,339 Samsung Electronics Company,
Ltd. 15,510,325
25,698 SD Biosensor, Inc. 184,670
47,564 Shinhan Financial Group Company,
Ltd. 2,316,077
30,242 SK Hynix, Inc. 5,861,382
71,157 SK Telecom Company, Ltd. 2,874,138
7,446 SK, Inc. 1,080,653
61,511 Woori Financial Group, Inc. 1,091,401
Total 60,415,169
Taiwan  19.5%
42,000 Acter Group Corporation, Ltd. 684,794
211,000 Arcadyan Technology Corporation 1,559,276
2,641,000 Asia Cement Corporation 3,570,022
52,000 Asustek Computer, Inc. 1,141,474
62,000 Catcher Technology Company, Ltd. 437,852
82,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 318,078
543,000 Chipbond Technology Corporation 1,015,128
34,021 Chunghwa Telecom Company, Ltd.
ADR 1,476,511
571,000 Compal Electronics, Inc. 558,782
578,000 CTBC Financial Holding Company,
Ltd. 794,228
306,000 Delta Electronics, Inc. 5,764,462
403,000 Far Eastern New Century
Corporation 386,253
264,000 Far EasTone Telecommunications
Company, Ltd. 720,034
472,000 Feng Hsin Steel Company, Ltd. 1,066,546
131,000 Hannstar Board Corporation 318,058
787,000 Hon Hai Precision Industry
Company, Ltd. 4,627,942
494,000 Lite-On Technology Corporation 1,953,027
136,000 Marketech International
Corporation 925,997
146,000 MediaTek, Inc. 6,611,548
1,171,000 Pegatron Corporation 3,117,401
69,000 Promate Electronic Company, Ltd. 137,391
46,000 Quanta Computer, Inc. 428,451
26,000 Simplo Technology Company, Ltd. 354,990
466,000 Synnex Technology International
Corporation 1,032,738
112,000 Systex Corporation 408,206
422,674 Taichung Commercial Bank
Company, Ltd.
b
314,072
689,000 Taiwan Mobile Company, Ltd. 2,428,932
30,000 Taiwan Secom Company, Ltd. 113,578
Shares Common Stock  97.2% Value
Taiwan  19.5%  - continued
1,822,000 Taiwan Semiconductor
Manufacturing Company, Ltd. $ 70,145,702
242,164 Topco Scientific Company, Ltd. 2,323,601
1,197,000 Uni-President Enterprises
Corporation 3,159,198
91,000 United Integrated Services
Company, Ltd. 2,389,134
156,000 Wah Lee Industrial Corporation 488,259
32,000 Yankey Engineering Company, Ltd. 440,651
Total 121,212,316
Thailand  3.1%
584,800 Advanced Info Service pcl NVDR 5,195,803
3,261,800 Charoen Pokphand Foods pcl
NVDR 2,274,839
1,177,400 Kasikornbank pcl NVDR 5,822,052
3,606,900 Krung Thai Bank pcl NVDR 2,425,071
569,200 SCB X pcl NVDR 2,198,900
2,026,600 Thai Life Insurance pcl NVDR 624,845
308,000 TIDLOR Holdings pcl NVDR 164,933
213,300 Tisco Financial Group pcl
d
647,382
862,200 True Corporation pcl ADR
b
273,549
Total 19,627,374
Turkey  0.3%
1,738,928 Dogan Sirketler Grubu Holding AS 680,059
169,684 Turk Hava Yollari Anonim Ortakligi 1,201,302
Total 1,881,361
United Arab Emirates  2.6%
121,000 Abu Dhabi Commercial Bank PJSC 535,437
578,978 Abu Dhabi National Oil Company
for Distribution PJSC 584,803
119,151 Air Arabia PJSC 120,453
216,325 Aldar Properties PJSC 559,013
1,690,406 Deyaar Development PJSC 477,652
1,021,398 Dubai Islamic Bank PJSC 2,770,095
355,524 Emaar Development PJSC 1,450,872
1,139,744 Emaar Properties PJSC 4,720,027
345,318 Emirates NBD Bank PJSC 2,514,873
57,415 Emirates Telecommunications
Group Company PJSC
d
296,059
468,480 First Abu Dhabi Bank PJSC 2,291,851
Total 16,321,135
United Kingdom  0.3%
36,033 AngloGold Ashanti plc 1,638,444
Total 1,638,444
United States  0.2%
22,202 Yum China Holding, Inc. 1,036,389
Total 1,036,389
Virgin Islands, British  <0.1%
17,004 VK IPJSC GDR
b,d
0
Total 0
Total Common Stock
(cost $493,839,524) 605,737,894
Shares Preferred Stock 1.8%
Brazil  0.8%
39,800 Bradespar SA 111,378

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock  1.8% Value
Brazil  0.8%  - continued
586,600 Companhia de Saneamento do
Parana $ 690,358
191,300 Companhia de Saneamento do
Parana, Units 1,161,899
81,400 Itausa SA 150,020
519,600 Petroleo Brasileiro SA 3,020,418
Total 5,134,073
Russian Federation  <0.1%
2,930,700 Surgutneftegas PAO
b,d,e
4
65,200 Transneft PJSC
b,d,e
0
Total 4
South Korea  1.0%
14,053 Hyundai Motor Company, 2nd
Preferred 1,663,123
24,470 Hyundai Motor Company, Preferred 2,832,927
47,250 Samsung Electronics Company,
Ltd. 1,945,493
Total 6,441,543
Total Preferred Stock
(cost $14,065,762) 11,575,620
Shares
Collateral Held for Securities
Loaned 1.1%
6,857,671 Thrivent Cash Management Trust 6,857,671
Total Collateral Held for
Securities Loaned
(cost $6,857,671) 6,857,671
Shares or
Principal
Amount Short-Term Investments 0.2%
Federal Home Loan Mortgage
Corporation Discount Notes
400,000 4.180%,  9/22/2025
f,g
397,509
Federal National Mortgage
Association Discount Notes
600,000 4.200%,  8/22/2025
f,g
598,445
Total Short-Term Investments
(cost $996,115) 995,954
Total Investments (cost
$515,759,072) 100.3% $625,167,139
Other Assets and Liabilities,
Net (0.3%) (2,174,535)
Total Net Assets 100.0% $622,992,604
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2025, the value of these investments was $37,043,128 or 5.9% of
total net assets.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c Non-income producing security.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e All or a portion of the security is on loan.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of July 31, 2025:
Securities Lending Transactions
Common Stock $ 6,490,810
Total lending $6,490,810
Gross amount payable upon return of
collateral for securities loaned $6,857,671
Net amounts due to counterparty $366,861
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Core Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services @ 84,349,428 12,186,808 71,866,561 296,059
Consumer Discretionary 74,504,522 7,076,996 67,427,526 –
Consumer Staples @ 22,150,949 957,214 21,193,735 0
Energy @ 22,798,925 1,327,113 21,471,721 91
Financials 142,468,949 15,587,771 126,233,795 647,383
Health Care 21,557,241 – 21,557,241 –
Industrials 22,193,416 189,208 22,004,208 –
Information Technology 160,181,769 6,223,745 153,958,024 –
Materials @ 35,980,452 6,754,546 29,225,898 8
Real Estate 15,028,253 – 15,028,253 –
Utilities 4,523,990 51,652 4,472,338 –
Preferred Stock
Consumer Discretionary 4,496,050 – 4,496,050 –
Energy @ 3,020,422 – 3,020,418 4
Financials 150,020 – 150,020 –
Information Technology 1,945,493 – 1,945,493 –
Materials 111,378 – 111,378 –
Utilities 1,852,257 – 1,852,257 –
Short-Term Investments 995,954 – 995,954 –
Subtotal Investments in Securities $618,309,468 $50,355,053 $567,010,870 $943,545
Other Investments  * Total
Collateral Held for Securities Loaned 6,857,671
Subtotal Other Investments $6,857,671
Total Investments at Value $625,167,139
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Core Emerging Markets Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 802,963 802,963 – –
Total Asset Derivatives $802,963 $802,963 $– $–
The following table presents Core Emerging Markets Equity Fund's futures contracts held as of July 31, 2025. Investments and/or cash totaling
$995,954 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 373 September 2025 $ 22,291,332 $ 802,963
Total Futures Long Contracts $ 22,291,332 $ 802,963
Total Futures Contracts $ 22,291,332 $802,963

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Core Emerging Markets
Equity Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $4,565 $42,469 $47,034 $– – –%
Total Affiliated Short-Term Investments 4,565 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,190 34,566 31,898 6,858 6,858 1.1
Total Collateral Held for Securities Loaned 4,190 6,858 1.1
Total Value $8,755 $6,858
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2024
- 7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $– $– $ – $63
Total Income/Non Cash Income from Affiliated
Investments $63
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 18
Total Affiliated Income from Securities Loaned, Net $18
Total Value $– $– $ –

International Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98 .9 % Value
Australia  7.3%
171,225 APA Group $ 920,912
130,595 Australia and New Zealand
Banking Group, Ltd. 2,562,726
220,076 BHP Group, Ltd. 5,558,061
163,249 Brambles, Ltd. 2,497,615
10,545 Breville Group, Ltd. 220,533
53,337 Commonwealth Bank of Australia 6,055,315
11,898 Computershare, Ltd. 320,286
15,131 CSL, Ltd. 2,617,420
41,357 Deterra Royalties, Ltd. 109,512
319,546 DEXUS Property Group 1,442,623
545,456 GPT Group 1,776,879
206 HUB24, Ltd. 13,982
320,490 Insurance Australia Group, Ltd. 1,799,042
19,892 JB Hi-Fi, Ltd. 1,416,746
303,384 Medibank, Private Ltd. 991,580
112,874 Mirvac Group 161,950
84,665 National Australia Bank, Ltd. 2,101,098
23,074 Netwealth Group, Ltd. 550,647
10,425 Orica, Ltd. 142,364
4,589 Pro Medicus, Ltd. 942,370
438,734 QBE Insurance Group, Ltd. 6,508,264
51,363 Rio Tinto, Ltd. 3,652,825
55,159 Steadfast Group, Ltd. 209,928
57,146 Technology One, Ltd. 1,494,853
540,732 Telstra Corporation, Ltd. 1,723,354
1,741 Wesfarmers, Ltd. 95,232
95,353 Westpac Banking Corporation 2,058,681
59,778 Worley, Ltd. 508,715
Total 48,453,513
Belgium  0.6%
4,302 Ackermans & van Haaren NV 1,055,266
1,935 Aedifica SA 142,393
46,887 Anheuser-Busch InBev NV 2,695,661
Total 3,893,320
Bermuda  0.4%
54,000 Hongkong Land Holdings, Ltd. 326,700
38,700 Jardine Matheson Holdings, Ltd. 2,101,464
Total 2,428,164
Cayman Islands  0.4%
2,460,500 WH Group, Ltd.
a
2,463,301
Total 2,463,301
Denmark  1.6%
1,659 A.P. Moller - Maersk AS, Class B
b
3,276,130
10,615 Danske Bank AS 421,113
6,731 Genmab AS
c
1,449,167
114,757 Novo Nordisk AS 5,337,119
1,280 Pandora AS 211,322
Total 10,694,851
Finland  0.5%
168,997 Fortum Oyj 3,100,377
Total 3,100,377
France  9.8%
29,894 Air Liquide SA 5,881,247
153,739 AXA SA 7,466,986
97,008 BNP Paribas SA 8,845,029
16,593 Compagnie de Saint-Gobain SA 1,903,503
332,708 Credit Agricole SA 6,123,339
Shares Common Stock  98.9% Value
France  9.8%  - continued
25,861 Danone SA $ 2,116,386
380,217 Engie SA 8,546,614
3,215 Gecina SA 315,947
1,109 Hermes International SCA 2,712,050
9,356 Ipsos SA 420,107
14,181 Legrand SA 2,094,632
6,348 LVMH Moet Hennessy Louis Vuitton
SE 3,407,685
4,525 Renault SA 167,429
18,126 Safran SA 5,977,079
35,171 Schneider Electric SE 9,102,029
1,256 Wendel SA 117,695
Total 65,197,757
Germany  10.2%
3,083 Adidas AG 589,251
33,470 Allianz SE 13,226,618
8,497 Deutsche Bank AG 279,862
36,237 Deutsche Boerse AG 10,486,539
190,396 Deutsche Telekom AG 6,828,733
80,760 E.ON SE 1,473,326
14,521 Fresenius Medical Care AG 736,527
18,393 Heidelberg Materials AG 4,243,171
7,361 LANXESS AG 202,148
9,115 Muenchener Rueckversicherungs-
Gesellschaft AG 5,967,331
1,774 Rheinmetall AG 3,511,632
40,790 SAP SE 11,664,145
10,173 Scout24 SE
a
1,359,538
13,379 Siemens AG 3,407,679
34,080 Siemens Energy AG
c
3,945,743
Total 67,922,243
Hong Kong  1.5%
714,000 CK Hutchison Holdings, Ltd. 4,647,429
27,000 Henderson Land Development
Company, Ltd. 94,480
619,300 Link REIT 3,450,588
160,500 Sun Hung Kai Properties, Ltd. 1,906,335
Total 10,098,832
Ireland  0.3%
202,273 AIB Group plc 1,595,663
38,835 Bank of Ireland Group plc 520,777
Total 2,116,440
Israel  1.0%
50,772 Bank Hapoalim BM 952,131
87,724 Bank Leumi Le-Israel BM 1,622,787
20,532 Check Point Software Technologies,
Ltd.
c
3,823,059
13,976 Plus500, Ltd. 620,280
Total 7,018,257
Italy  4.1%
11,513 ACEA SPA 255,500
825,188 Banca Monte dei Paschi di Siena
SPA 7,025,183
32,139 Buzzi SPA 1,678,288
47,815 Enel SPA 421,647
28,718 Eni SPA 490,141
174,035 Generali 6,492,523
375,961 Italgas SPA 3,119,491
12,804 Leonardo SPA 690,176
25,992 Lottomatica Group SPA 701,212

International Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.9% Value
Italy  4.1%  - continued
153,377 Pirelli & C. SPA
a
$ 1,033,972
56,927 Recordati SPA 3,264,979
22,181 UniCredit SPA 1,631,942
34,207 Unipol Assicurazioni SPA 686,115
Total 27,491,169
Japan  21.4%
32,800 Advantest Corporation 2,181,172
4,000 Ain Holdings, Inc. 153,959
115,900 Amada Company, Ltd. 1,306,880
13,600 Arcs Company, Ltd. 273,654
7,100 Asics Corporation 166,916
17,300 Bandai Namco Holdings, Inc. 559,429
12,500 BayCurrent, Inc. 717,751
7,100 Bridgestone Corporation 287,197
38,900 Brother Industries, Ltd. 661,917
15,500 Chugai Pharmaceutical Company,
Ltd. 743,023
55,800 Dai Nippon Printing Company, Ltd. 859,291
82,700 Dai-ichi Mutual Life Insurance
Company, Ltd. 654,338
305,000 Daiwa Securities Group, Inc. 2,123,366
39,700 Denso Corporation 538,627
2,000 DISCO Corporation 591,054
29,900 Eneos Holdings, Inc. 156,934
5,500 Fast Retailing Company, Ltd. 1,677,664
17,100 FUJIFILM Holdings NPV 354,692
1,600 Fujitsu, Ltd. 34,854
20,100 Heiwa Corporation 278,476
131,000 Hitachi, Ltd. 4,008,686
329,900 Honda Motor Company, Ltd.
b
3,415,423
25,900 Hoya Corporation 3,267,616
52,000 Inaba Denki Sangyo Company, Ltd. 1,363,673
35,500 ITOCHU Corporation 1,862,068
54,300 Japan Post Bank Company, Ltd. 606,058
317,500 Japan Post Holdings Company,
Ltd. 2,940,263
96,000 Japan Tobacco, Inc. 2,741,725
218,300 KDDI Corporation 3,582,656
6,400 Keyence Corporation 2,315,081
36,000 Komatsu, Ltd. 1,159,844
272,500 Kyocera Corporation 3,216,692
46,500 Kyoei Steel, Ltd. 668,200
8,000 Makita Corporation 247,665
14,300 MEITEC Group Holdings, Inc. 299,122
244,400 Mitsubishi Corporation 4,820,397
35,300 Mitsubishi Electric Corporation 793,976
1,000 Mitsubishi Gas Chemical Company,
Inc. 17,275
122,700 Mitsubishi HC Capital, Inc. 906,953
57,100 Mitsubishi Heavy Industries, Ltd. 1,363,342
565,200 Mitsubishi UFJ Financial Group,
Inc. 7,790,021
90,800 Mitsui & Company, Ltd. 1,848,383
159,200 Mizuho Financial Group, Inc. 4,669,601
7,300 MonotaRO Company, Ltd. 129,991
67,900 Murata Manufacturing Company,
Ltd. 1,010,629
62,500 NEC Corporation 1,794,743
27,700 NGK Insulators, Ltd. 350,688
22,400 Nintendo Company, Ltd. 1,872,169
6,800 Nippon Steel Corporation 130,954
39,000 Nippon Yusen Kabushiki Kaisha 1,367,722
3,600 Nishimatsu Construction Company,
Ltd. 119,717
Shares Common Stock  98.9% Value
Japan  21.4%  - continued
469,300 Nissan Motor Company, Ltd.
b,c
$ 995,057
20,100 Nitto Kogyo Corporation 444,142
152,500 Nomura Holdings, Inc. 1,007,460
16,100 NS Solutions Corporation 377,616
7,800 NSD Company, Ltd. 186,561
3,959,700 NTT, Inc. 3,998,749
121,700 Ono Pharmaceutical Company, Ltd. 1,360,944
261,500 Panasonic Holdings Corporation 2,473,612
7,200 Rakuten Bank, Ltd.
c
335,389
78,300 Recruit Holdings Company, Ltd. 4,645,630
33,800 Sanrio Company, Ltd. 1,386,888
27,100 SBI Holdings, Inc. 1,006,707
41,800 SCSK Corporation 1,300,604
44,900 Secom Company, Ltd. 1,612,505
79,700 Seiko Epson Corporation 1,011,258
136,300 Sekisui House, Ltd.
b
2,859,141
19,600 Shin-Etsu Chemical Company, Ltd. 564,028
465,000 SoftBank Corporation 671,849
9,200 SoftBank Group Corporation 702,502
30,000 Sojitz Corporation 713,996
129,600 Sompo Holdings, Inc. 3,821,522
302,300 Sony Group Corporation 7,271,318
35,900 Subaru Corporation 660,410
133,200 Sumitomo Corporation 3,404,562
7,400 Sumitomo Electric Industries, Ltd. 183,629
118,700 Sumitomo Mitsui Financial Group,
Inc. 2,994,399
7,300 Sumitomo Mitsui Trust Group, Inc. 191,368
4,000 Taisei Corporation 239,176
18,900 Taiyo Holdings Company, Ltd. 820,774
119,100 Takeda Pharmaceutical Company,
Ltd. 3,271,652
51,500 Terumo Corporation 873,299
52,800 Timee, Inc.
c
703,652
36,900 Toagosei Company, Ltd. 361,717
57,100 Tokio Marine Holdings, Inc. 2,292,732
13,700 Tokyo Electron, Ltd. 2,178,010
40,000 TOPPAN Holdings, Inc. 1,077,930
26,900 Tosoh Corporation 404,964
368,300 Toyota Motor Corporation 6,551,176
57,900 Tsubakimoto Chain Company 812,675
60,600 TV Asahi Holdings Corporation 1,138,650
51,400 Unicharm Corporation 355,541
9,600 Yuasa Trading Company, Ltd. 298,262
Total 142,564,583
Jersey  0.1%
93,727 Glencore plc 376,158
81,493 TP ICAP Group plc 328,972
Total 705,130
Netherlands  6.4%
22,904 ABN AMRO Bank NV
a
662,120
16,320 AerCap Holdings NV 1,750,320
17,132 Airbus SE 3,444,479
11,956 ASML Holding NV 8,286,394
6,500 Euronext NV
a
1,047,729
15,699 Ferrari NV 6,884,137
31,617 Ferrovial SE 1,620,783
196,000 Koninklijke Ahold Delhaize NV 7,741,310
17,970 Koninklijke Vopak NV 858,446
242,542 MFE-MediaForEurope NV
b
768,665
38,184 NN Group NV 2,571,148
85,370 Prosus NV 4,876,834
43,805 SBM Offshore NV 1,142,403

International Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.9% Value
Netherlands  6.4%  - continued
8,460 Wolters Kluwer NV $ 1,317,722
Total 42,972,490
New Zealand  <0.1%
8,750 Contact Energy, Ltd. 46,895
Total 46,895
Norway  1.2%
173,502 DNB Bank ASA 4,389,557
91,695 Kongsberg Gruppen ASA 2,740,134
36,901 Storebrand ASA 524,005
5,406 Yara International ASA 199,844
Total 7,853,540
Singapore  1.7%
584,800 CapitaLand Integrated Commercial
Trust 987,413
100,000 Capland Ascendas REIT 214,113
44,300 City Developments, Ltd. 209,724
285,400 ComfortDelGro Corporation, Ltd. 335,524
310,100 Singapore Exchange, Ltd. 3,802,323
407,200 Singapore Technologies
Engineering, Ltd. 2,739,351
138,800 United Overseas Land, Ltd. 733,724
1,087,300 Yangzijiang Shipbuilding Holdings,
Ltd. 2,132,661
Total 11,154,833
Spain  2.5%
114,254 Aena SME SA
a
3,076,649
308,294 Banco Bilbao Vizcaya Argentaria
SA 5,141,814
805,650 Banco Santander SA 6,921,176
58,643 Logista Integral SA 1,856,084
971 Vidrala SA 104,525
Total 17,100,248
Sweden  2.2%
43,206 AB Industrivarden, Class A 1,598,533
7,822 Alfa Laval AB 339,847
115,653 Assa Abloy AB 3,826,987
209,862 Atlas Copco AB, Class A 3,195,860
20,067 Atlas Copco AB, Class B 271,570
17,699 Fabege AB 148,346
129,622 Granges AB 1,738,119
58,895 Hexpol AB 507,144
110,741 SSAB AB, Class A 638,605
37,730 SSAB AB, Class B 213,238
50,812 Svenska Handelsbanken AB 619,113
7,065 Svolder AB 39,759
202,468 Telefonaktiebolaget LM Ericsson 1,470,644
Total 14,607,765
Switzerland  11.1%
178,677 ABB, Ltd. 11,667,272
6,814 Accelleron Industries AG 620,632
2 Chocoladefabriken Lindt and
Spruengli AG 292,445
10,349 Compagnie Financiere Richemont
SA 1,689,747
2,219 DSM-Firmenich AG 213,200
1,802 Givaudan SA 7,532,991
70,387 Holcim AG 5,613,359
13 Lindt & Spruengli AG 191,237
Shares Common Stock  98.9% Value
Switzerland  11.1%  - continued
43,504 Nestle SA $ 3,801,253
136,655 Novartis AG 15,563,239
3,337 PSP Swiss Property AG 566,170
41,642 Roche Holding AG, Participation
Certificates 12,995,345
6,649 Schindler Holding AG, Participation
Certificates 2,404,517
3,963 Swiss Prime Site AG 548,118
187,677 UBS Group AG 6,974,832
4,953 Zurich Insurance Group AG 3,378,474
Total 74,052,831
United Kingdom  14.6%
41,683 AstraZeneca plc 6,081,226
587,907 Auto Trader Group plc
a
6,490,398
79,774 BAE Systems plc 1,903,466
19,828 Balfour Beatty plc 141,701
1,492,238 Barclays plc 7,294,117
1,939,321 Centrica plc 4,215,623
134,524 Compass Group plc 4,727,121
21,951 Endeavour Mining plc 665,883
41,754 Evraz plc
c,d
5
631,254 Haleon plc 2,961,017
56,511 Halma plc 2,418,031
217,581 HSBC Holdings plc 2,650,794
63,082 IG Group Holdings plc 939,346
141,425 Imperial Brands plc 5,512,681
2,499 London Stock Exchange Group plc 304,617
59,098 MONY Group plc 156,361
354,046 NatWest Group plc 2,457,649
32,738 Next plc 5,314,086
21,507 Paragon Banking Group plc 256,482
217,478 RELX plc 11,300,437
44,407 Rightmove plc 479,220
27,702 Rio Tinto plc 1,649,922
188,698 Rolls-Royce Holdings plc 2,678,197
69,428 Rotork plc 297,792
327,072 Shell plc 11,752,764
63,725 Smiths Group plc 1,973,965
297,491 Standard Chartered plc 5,333,135
707,189 Tesco plc 3,973,301
1,150 Unilever plc 66,724
3,277,003 Vodafone Group plc 3,552,934
29,037 Zigup plc 128,520
Total 97,677,515
Total Common Stock
(cost $542,389,614) 659,614,054
Shares
Collateral Held for Securities
Loaned 1 .2%
7,947,291 Thrivent Cash Management Trust 7,947,291
Total Collateral Held for
Securities Loaned
(cost $7,947,291) 7,947,291
Shares Preferred Stock <0.1%
Germany  <0.1%
4,137 Porsche Automobil Holding SE 166,035
Total 166,035
Total Preferred Stock
(cost $178,778) 166,035

International Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 0 .6 % Value
Federal Home Loan Bank Discount
Notes
300,000 4.205%,  8/1/2025
e,f
$ 299,965
200,000 4.274%,  9/10/2025
e,f
199,036
100,000 4.260%,  10/10/2025
e,f
99,163
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 4.180%,  9/22/2025
e,f
99,377
Federal National Mortgage
Association Discount Notes
200,000 4.195%,  8/15/2025
e,f
199,647
State Street Institutional U.S.
Government Money Market Fund
2,861,635 4.250%
e
2,861,635
Total Short-Term Investments
(cost $3,758,927) 3,758,823
Total Investments (cost
$554,274,610) 100.7% $ 671,486,203
Other Assets and Liabilities,
Net (0.7%) (4,480,556)
Total Net Assets 100.0% $ 667,005,647
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2025, the value of these investments was $16,133,707 or 2.4% of
total net assets.
b All or a portion of the security is on loan.
c Non-income producing security.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of July 31, 2025:
Securities Lending Transactions
Common Stock $ 7,420,193
Total lending $7,420,193
Gross amount payable upon return of
collateral for securities loaned $7,947,291
Net amounts due to counterparty $527,098
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Core International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 33,745,885 – 33,745,885 –
Consumer Discretionary 63,352,320 – 63,352,320 –
Consumer Staples 32,379,178 – 32,379,178 –
Energy 14,400,688 – 14,400,688 –
Financials 185,509,048 – 185,509,048 –
Health Care 61,464,943 – 61,464,943 –
Industrials 143,375,574 1,750,320 141,625,254 –
Information Technology 46,372,009 3,823,059 42,548,950 –
Materials 43,888,521 – 43,888,516 5
Real Estate 13,025,503 – 13,025,503 –
Utilities 22,100,385 – 22,100,385 –
Preferred Stock
Consumer Discretionary 166,035 – 166,035 –
Short-Term Investments 3,758,823 2,861,635 897,188 –
Subtotal Investments in Securities $ 663,538,912 $ 8,435,014 $ 655,103,893 $ 5
Other Investments  * Total
Collateral Held for Securities Loaned 7,947,291
Subtotal Other Investments $ 7,947,291
Total Investments at Value $ 671,486,203
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Core International Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 182,899 182,899 – –
Total Liability Derivatives $ 182,899 $ 182,899 $ – $ –

International Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents Core International Equity Fund's futures contracts held as of July 31, 2025. Investments and/or cash totaling
$897,188 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 148 September 2025 $ 19,522,059 ( $ 182,899 )
Total Futures Long Contracts $ 19,522,059 ( $ 182,899 )
Total Futures Contracts $ 19,522,059 ( $ 182,899 )
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Core International Equity
Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $ 950 $ 59,713 $ 60,663 $ – – –%
Total Affiliated Short-Term Investments 950 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   137 50,295 42,485 7,947 7,947 1.2
Total Collateral Held for Securities Loaned 137 7,947 1.2
Total Value $ 1,087 $ 7,947
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $– $– $ – $211
Total Income/Non Cash Income from Affiliated Investments $211
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 35
Total Affiliated Income from Securities Loaned, Net $35
Total $– $– $ –

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 99 .6 % Value
Communications Services  6.8%
441 Alphabet, Inc., Class C $ 85,052
5,415 AT&T, Inc. 148,425
3,373 Comcast Corporation 112,085
1,925 Electronic Arts, Inc. 293,543
552 Liberty Media Corporation-Liberty
Formula One Group
a
55,393
205 Meta Platforms, Inc. 158,555
2,103 T-Mobile US, Inc. 501,376
11,108 Verizon Communications, Inc. 474,978
Total 1,829,407
Consumer Discretionary  6.4%
64 AutoZone, Inc.
a
241,176
158 Home Depot, Inc. 58,067
1,546 McDonald's Corporation 463,908
46 MercadoLibre, Inc.
a
109,199
4,695 O'Reilly Automotive, Inc.
a
461,613
1,091 TJX Companies, Inc. 135,862
1,681 Yum! Brands, Inc. 242,316
Total 1,712,141
Consumer Staples  9.0%
2,206 Altria Group, Inc. 136,640
1,638 Church & Dwight Company, Inc. 153,595
1,964 Coca-Cola Company 133,336
3,036 Colgate-Palmolive Company 254,569
1,085 General Mills, Inc. 53,143
682 Hershey Company 126,941
2,951 Keurig Dr Pepper, Inc. 96,350
1,236 Kimberly-Clark Corporation 154,030
1,238 Kroger Company 86,784
2,401 Mondelez International, Inc. 155,321
2,129 Monster Beverage Corporation
a
125,079
1,361 PepsiCo, Inc. 187,709
531 Philip Morris International, Inc. 87,110
1,954 Procter & Gamble Company 294,018
1,773 Tyson Foods, Inc. 92,728
2,835 Walmart, Inc. 277,773
Total 2,415,126
Energy  2.7%
1,430 Baker Hughes Company 64,422
534 Cheniere Energy, Inc. 125,960
449 Expand Energy Corporation 47,046
1,172 Exxon Mobil Corporation 130,842
2,240 Kinder Morgan, Inc. 62,854
1,608 Schlumberger NV 54,350
331 Targa Resources Corporation 55,082
3,077 Williams Companies, Inc. 184,466
Total 725,022
Financials  15.8%
383 Allstate Corporation 77,845
151 Aon plc 53,712
846 Arch Capital Group, Ltd. 72,807
1,139 Arthur J. Gallagher & Company 327,178
882 Berkshire Hathaway, Inc.
a
416,198
1,760 Brown & Brown, Inc. 160,811
1,738 Cboe Global Markets, Inc. 418,927
1,759 Chubb, Ltd. 467,964
1,182 CME Group, Inc. 328,927
30 First Citizens BancShares, Inc./NC 59,843
332 Fiserv, Inc.
a
46,128
940 Hartford Insurance Group, Inc. 116,927
829 Intercontinental Exchange, Inc. 153,224
Shares Common Stock  99.6% Value
Financials  15.8% - continued
847 Loews Corporation $ 76,687
1,829 Marsh & McLennan Companies,
Inc. 364,337
603 Mastercard, Inc. 341,581
1,824 Progressive Corporation 441,481
493 Tradeweb Markets, Inc. 68,305
619 Travelers Companies, Inc. 161,089
229 Visa, Inc. 79,113
Total 4,233,084
Health Care  14.7%
1,120 Abbott Laboratories 141,333
1,401 AbbVie, Inc. 264,817
606 Amgen, Inc. 178,831
317 Becton, Dickinson and Company 56,505
3,874 Boston Scientific Corporation
a
406,460
2,028 Bristol-Myers Squibb Company 87,833
907 Cencora, Inc. 259,474
174 Cigna Group 46,524
265 Elevance Health, Inc. 75,016
304 Eli Lilly & Company 224,981
1,252 Exelixis, Inc.
a
45,347
2,944 Gilead Sciences, Inc. 330,582
1,060 Incyte Corporation
a
79,383
2,188 Johnson & Johnson 360,451
456 McKesson Corporation 316,254
1,787 Medtronic plc 161,259
3,560 Merck & Company, Inc. 278,107
110 Regeneron Pharmaceuticals, Inc. 60,001
135 Thermo Fisher Scientific, Inc. 63,137
647 UnitedHealth Group, Inc. 161,465
634 Vertex Pharmaceuticals, Inc.
a
289,656
156 Waters Corporation
a
45,047
Total 3,932,463
Industrials  9.2%
682 Automatic Data Processing, Inc. 211,079
1,060 Copart, Inc.
a
48,050
3,140 CSX Corporation 111,596
482 Expeditors International of
Washington, Inc. 56,028
659 Graco, Inc. 55,343
329 IDEX Corporation 53,795
513 Lockheed Martin Corporation 215,963
354 Northrop Grumman Corporation 204,120
341 Paychex, Inc. 49,216
958 Pentair plc 97,908
1,585 Republic Services, Inc. 365,580
742 Uber Technologies, Inc.
a
65,110
565 Veralto Corporation 59,229
348 Verisk Analytics, Inc. 96,991
1,990 Waste Connections, Inc. 371,473
1,783 Waste Management, Inc. 408,592
Total 2,470,073
Information Technology  25.8%
753 Accenture plc 201,126
233 Adobe, Inc.
a
83,342
704 Akamai Technologies, Inc.
a
53,722
3,643 Amphenol Corporation 388,016
1,195 Apple, Inc. 248,046
720 Arista Networks, Inc.
a
88,718
281 Broadcom, Inc. 82,530
307 Cadence Design Systems, Inc.
a
111,923
316 CDW Corporation 55,104

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.6% Value
Information Technology  25.8% - continued
9,090 Cisco Systems, Inc. $ 618,847
922 Cognizant Technology Solutions
Corporation 66,163
330 F5, Inc.
a
103,429
50 Fair Isaac Corporation
a
71,836
1,308 Fortinet, Inc.
a
130,669
266 Gartner, Inc.
a
90,081
2,617 Gen Digital, Inc. 77,175
919 GoDaddy, Inc.
a
148,492
1,395 International Business Machines
Corporation 353,144
169 Intuit, Inc. 132,687
619 Keysight Technologies, Inc.
a
101,460
1,309 Microsoft Corporation 698,352
1,250 Motorola Solutions, Inc. 548,725
843 NVIDIA Corporation 149,944
1,284 Oracle Corporation 325,841
746 PTC, Inc.
a
160,248
811 Roper Industries, Inc. 446,374
511 Salesforce, Inc. 132,007
165 ServiceNow, Inc.
a
155,615
678 TE Connectivity plc 139,499
290 Teledyne Technologies, Inc.
a
159,796
870 Texas Instruments, Inc. 157,522
226 Tyler Technologies, Inc.
a
132,111
1,550 VeriSign, Inc. 416,749
264 Workday, Inc.
a
60,556
Total 6,889,849
Materials  1.3%
1,185 Corteva, Inc. 85,474
387 Linde plc 178,121
1,250 Newmont Corporation 77,625
Total 341,220
Real Estate  0.5%
7,221 Sabra Health Care REIT, Inc. 130,195
Total 130,195
Utilities  7.4%
5,074 AES Corporation 66,723
1,940 American Electric Power
Company, Inc. 219,492
2,343 American Water Works Company,
Inc. 328,582
1,552 Consolidated Edison, Inc. 160,632
2,041 Duke Energy Corporation 248,267
1,291 Evergy, Inc. 91,403
1,864 National Fuel Gas Company 161,777
9,048 PG&E Corporation 126,853
2,432 Portland General Electric
Company 100,004
1,097 Southern Company 103,645
4,858 UGI Corporation 175,762
576 WEC Energy Group, Inc. 62,830
1,950 Xcel Energy, Inc. 143,208
Total 1,989,178
Total Common Stock
(cost $20,067,811) 26,667,758
Shares or
Principal
Amount Short-Term Investments 0 .4 % Value
State Street Institutional U.S.
Government Money Market
Fund
107,676 4.250%
b
$ 107,676
Total Short-Term Investments
(cost $107,676) 107,676
Total Investments (cost
$20,175,487) 100.0% $ 26,775,434
Other Assets and Liabilities, Net
(<0.1%) (6,675)
Total Net Assets 100.0% $ 26,768,759
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Core Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,829,407 1,829,407 – –
Consumer Discretionary 1,712,141 1,712,141 – –
Consumer Staples 2,415,126 2,415,126 – –
Energy 725,022 725,022 – –
Financials 4,233,084 4,233,084 – –
Health Care 3,932,463 3,932,463 – –
Industrials 2,470,073 2,470,073 – –
Information Technology 6,889,849 6,889,849 – –
Materials 341,220 341,220 – –
Real Estate 130,195 130,195 – –
Utilities 1,989,178 1,989,178 – –
Short-Term Investments 107,676 107,676 – –
Subtotal Investments in Securities $ 26,775,434 $ 26,775,434 $ – $ –
Total Investments at Value $ 26,775,434
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Core Low Volatility Equity
Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $ 108 $ 168 $ 276 $ – – –%
Total Affiliated Short-Term Investments 108 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 68 68 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $ 108 $ –
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $– $– $ – $2
Total Income/Non Cash Income from Affiliated Investments $2
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $ –

Mid Cap Value Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97 .7 % Value
Communications Services  1.9%
69,158 Imax Corporation
a
$ 1,783,585
227,346 Warner Brothers Discovery, Inc.
a
2,994,147
Total 4,777,732
Consumer Discretionary  8.7%
40,377 Columbia Sportswear Company 2,284,127
33,300 D.R. Horton, Inc. 4,756,572
63,855 Gildan Activewear, Inc. 3,225,316
90,812 Six Flags Entertainment
Corporation
a
2,720,727
17,188 Tapestry, Inc. 1,856,820
44,953 Wyndham Hotels & Resorts, Inc. 3,865,958
68,513 Yum China Holding, Inc. 3,198,187
Total 21,907,707
Consumer Staples  5.1%
20,340 J & J Snack Foods Corporation 2,296,183
70,084 Sysco Corporation 5,578,686
86,126 Unilever plc ADR 5,032,342
Total 12,907,211
Energy  7.4%
201,676 Coterra Energy, Inc. 4,918,878
118,020 Devon Energy Corporation 3,920,625
19,905 Diamondback Energy, Inc. 2,959,077
119,997 Enterprise Products Partners, LP 3,718,707
11,676 Expand Energy Corporation 1,223,411
66,810 Noble Corporation plc 1,791,176
Total 18,531,874
Financials  18.5%
199,940 AGNC Investment Corporation 1,885,434
24,095 Allstate Corporation 4,897,309
12,752 Capital One Financial Corporation 2,741,680
58,844 Carlyle Group, Inc. 3,569,477
42,284 Charles Schwab Corporation 4,132,415
24,554 Equitable Holdings, Inc. 1,260,848
20,554 Jack Henry & Associates, Inc. 3,490,378
33,740 M&T Bank Corporation 6,366,738
36,230 Selective Insurance Group, Inc. 2,824,853
15,479 Texas Capital Bancshares, Inc.
a
1,299,772
136,194 U.S. Bancorp 6,123,282
59,714 Voya Financial, Inc. 4,179,980
29,128 Wintrust Financial Corporation 3,727,801
Total 46,499,967
Health Care  7.4%
168,352 Avantor, Inc.
a
2,262,651
82,444 Baxter International, Inc. 1,793,981
5,038 Humana, Inc. 1,258,845
19,532 Johnson & Johnson 3,217,702
19,007 Labcorp Holdings, Inc. 4,943,340
23,284 Sanofi SA ADR 1,062,682
13,122 STERIS plc 2,972,002
4,664 UnitedHealth Group, Inc. 1,163,948
Total 18,675,151
Industrials  15.3%
15,460 Acuity, Inc. 4,813,471
24,801 AGCO Corporation 2,925,774
69,344 Delta Air Lines, Inc. 3,689,794
36,551 Flowserve Corporation 2,048,318
63,259 Fluor Corporation
a
3,591,213
64,065 Fortive Corporation 3,070,635
Shares Common Stock  97.7% Value
Industrials  15.3% - continued
14,373 General Dynamics Corporation $ 4,478,771
82,648 Hexcel Corporation 4,951,442
12,265 JB Hunt Transport Services, Inc. 1,766,773
54,056 MSC Industrial Direct Company,
Inc. 4,682,331
91,100 Werner Enterprises, Inc. 2,525,292
Total 38,543,814
Information Technology  10.5%
30,078 Coherent Corporation
a
3,236,393
8,779 CommVault Systems, Inc.
a
1,667,571
9,454 Jabil, Inc. 2,109,849
121,651 Knowles Corporation
a
2,470,732
39,189 MKS, Inc. 3,730,009
10,685 PTC, Inc.
a
2,295,245
60,623 Ralliant Corporation
a
2,771,683
1,793 Synopsys, Inc.
a
1,135,812
20,893 TD SYNNEX Corporation 3,016,740
51,868 Western Digital Corporation 4,081,493
Total 26,515,527
Materials  7.1%
55,289 Alcoa Corporation 1,657,011
123,152 Axalta Coating Systems, Ltd.
a
3,487,665
26,747 Celanese Corporation 1,396,996
14,404 CF Industries Holdings, Inc. 1,337,123
35,684 Crown Holdings, Inc. 3,545,562
31,314 Nucor Corporation 4,480,094
28,524 West Fraser Timber Company, Ltd. 1,976,999
Total 17,881,450
Real Estate  6.7%
14,057 CBRE Group, Inc.
a
2,189,237
40,748 Crown Castle, Inc. 4,282,207
155,345 Healthcare Realty Trust, Inc. 2,386,099
312,680 Host Hotels & Resorts, Inc. 4,915,330
18,019 Simon Property Group, Inc. 2,951,332
Total 16,724,205
Utilities  9.1%
55,505 Alliant Energy Corporation 3,608,380
7,722 Constellation Energy Corporation 2,686,020
29,321 DTE Energy Company 4,058,320
29,694 Entergy Corporation 2,685,228
60,553 Evergy, Inc. 4,287,152
69,188 NiSource, Inc. 2,937,031
12,777 Vistra Energy Corporation 2,664,516
Total 22,926,647
Total Common Stock
(cost $228,580,663) 245,891,285

Mid Cap Value Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 1 .8 % Value
State Street Institutional U.S.
Government Money Market
Fund
4,670,474 4.250%
b
$ 4,670,475
Total Short-Term Investments
(cost $4,670,474) 4,670,475
Total Investments (cost
$233,251,137) 99.5% $ 250,561,760
Other Assets and Liabilities, Net
0.5% 1,183,090
Total Net Assets 100.0% $ 251,744,850
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Core Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 4,777,732 4,777,732 – –
Consumer Discretionary 21,907,707 21,907,707 – –
Consumer Staples 12,907,211 12,907,211 – –
Energy 18,531,874 18,531,874 – –
Financials 46,499,967 46,499,967 – –
Health Care 18,675,151 18,675,151 – –
Industrials 38,543,814 38,543,814 – –
Information Technology 26,515,527 26,515,527 – –
Materials 17,881,450 17,881,450 – –
Real Estate 16,724,205 16,724,205 – –
Utilities 22,926,647 22,926,647 – –
Short-Term Investments 4,670,475 4,670,475 – –
Subtotal Investments in Securities $ 250,561,760 $ 250,561,760 $ – $ –
Total Investments at Value $ 250,561,760

Mid Cap Value Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Core Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $ 9,204 $ 19,228 $ 28,432 $ – – –%
Total Affiliated Short-Term Investments 9,204 – –
Total Value $ 9,204 $ –
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $– $– $ – $70
Total Income/Non Cash Income from Affiliated Investments $70
Total $– $– $ –

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Asset-Backed Securities ( 0.1% )
a
Value
Australia & New Zealand Banking
Group, Ltd.
$ 5,000,000
4.988% (SOFRRATE +
0.640%),10/3/2025, Ser.
2024-NQM2
b,c
$ 5,004,445
Total 5,004,445
Principal
Amount Basic Materials ( 3.7% )
a
Value
BASF SE
15,000,000 4.480% ,9/18/2025
b
14,904,879
25,000,000 4.470% ,9/29/2025
b
24,805,417
25,000,000 4.500% ,9/30/2025
b
24,802,117
Dow Chemical Company
25,000,000 4.630% ,9/9/2025 24,871,853
25,000,000 4.670% ,9/17/2025 24,846,068
PPG Industries, Inc.
25,000,000 4.550% ,8/29/2025 24,907,735
Total 139,138,069
Principal
Amount Capital Goods ( 4.0% )
a
Value
Amcor Finance USA, Inc.
16,875,000 4.580% ,8/29/2025
b,d
16,812,728
Caterpillar Financial Services
Corporation
6,000,000
4.794% (SOFRRATE +
0.455%),8/11/2025
c
6,000,247
Emerson Electric Company
1,960,000 4.350% ,8/21/2025
b
1,955,054
20,000,000 4.350% ,10/9/2025
b
19,831,222
25,000,000 4.340% ,11/18/2025
b
24,670,510
John Deere Capital Corporation
16,507,000
4.824% (SOFRRATE +
0.480%),10/22/2025
c
16,518,879
RTX Corporation
25,000,000 4.540% ,8/6/2025
b
24,980,927
25,000,000 4.540% ,8/7/2025
b
24,977,735
Vulcan Materials Company
15,000,000 4.530% ,8/6/2025
b
14,988,582
Total 150,735,884
Principal
Amount Consumer Cyclical ( 11.0% )
a
Value
American Honda Finance
Corporation
25,000,000 4.700% ,8/5/2025
d
24,984,240
25,000,000 4.690% ,9/4/2025
d
24,888,155
30,000,000 4.670% ,9/8/2025
d
29,850,402
4,500,000 4.640% ,9/26/2025
d
4,466,762
BMW US Capital, LLC
8,000,000
4.959% (SOFRINDX +
0.620%),8/11/2025
b,c
8,001,136
4,000,000 5.300% ,8/11/2025
b
4,000,876
25,250,000
4.899% (SOFRINDX +
0.550%),4/2/2026
b,c
25,269,017
Hyundai Capital America
25,000,000 4.590% ,8/28/2025
b,d
24,910,910
17,950,000 4.540% ,9/25/2025
b,d
17,821,670
Marriott International, Inc./MD
9,000,000 4.590% ,8/11/2025
b
8,987,198
8,275,000 4.570% ,8/15/2025
b
8,258,864
25,000,000 4.590% ,8/21/2025
b
24,931,632
25,000,000 4.550% ,8/22/2025
b
24,928,560
Principal
Amount Consumer Cyclical (11.0%)
a
Value
Mercedes-Benz Finance North
America, LLC
$ 5,238,000
4.911% (SOFRRATE +
0.570%),8/1/2025
b,c
$ 5,238,000
10,775,000 5.375% ,8/1/2025
b
10,775,000
Toyota Credit de Puerto Rico
Corporation
25,000,000 4.460% ,8/25/2025 24,924,423
20,000,000 4.390% ,10/10/2025 19,824,498
Toyota Motor Credit Corporation
4,220,000
4.794% (SOFRINDX +
0.450%),4/10/2026
c
4,224,178
Volkswagen Group of America
Finance, LLC
25,000,000 4.570% ,8/7/2025
b,d
24,978,173
VW Credit, Inc.
17,250,000 4.730% ,8/13/2025
b,d
17,221,080
25,000,000 4.740% ,8/19/2025
b,d
24,939,190
25,000,000 4.720% ,8/26/2025
b,d
24,917,243
10,000,000 4.660% ,9/9/2025
b,d
9,949,074
10,000,000 4.660% ,9/10/2025
b,d
9,947,797
10,000,000 4.660% ,9/25/2025
b,d
9,928,507
Total 418,166,585
Principal
Amount Consumer Non-Cyclical ( 5.4% )
a
Value
AbbVie, Inc.
9,500,000 4.650% ,8/12/2025
b
9,485,532
25,000,000 4.645% ,8/15/2025
b
24,952,292
Archer-Daniels-Midland Company
25,000,000 4.400% ,8/27/2025
b
24,918,275
Bunge, Ltd. Finance Corporation
25,000,000 4.560% ,8/15/2025
b,d
24,951,980
Kellanova
10,000,000 4.530% ,8/12/2025
b
9,984,725
10,000,000 4.530% ,8/14/2025
b
9,982,160
Keurig Dr. Pepper, Inc.
12,400,000 4.570% ,8/27/2025
b
12,357,368
Reckitt Benckiser Treasury Services
plc
22,000,000 4.520% ,8/15/2025
b,d
21,958,594
25,000,000 4.570% ,8/27/2025
b,d
24,914,613
Sanofi SA
12,680,000 4.340% ,11/10/2025
b
12,525,012
4,500,000 4.340% ,11/25/2025
b
4,437,200
UnitedHealth Group, Inc.
25,000,000 4.350% ,8/1/2025
b
24,996,978
Total 205,464,729
Principal
Amount Energy ( 5.9% )
a
Value
Enbridge US, Inc.
25,000,000 4.570% ,8/26/2025
b,d
24,917,242
25,000,000 4.570% ,8/27/2025
b,d
24,914,075
25,000,000 4.570% ,8/28/2025
b,d
24,910,910
Phillips 66
25,000,000 4.600% ,8/18/2025
b,d
24,942,332
11,000,000 4.600% ,8/22/2025
b,d
10,968,935
12,970,000 4.612% ,9/2/2025
b,d
12,915,180
Schlumberger Finance Canada,
Ltd.
6,000,000 1.400% ,9/17/2025 5,974,884
Schlumberger Holdings
Corporation
10,000,000 4.380% ,9/30/2025
b,d
9,923,925

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Energy (5.9%)
a
Value
TotalEnergies Capital SA
$ 25,000,000 4.340% ,8/1/2025
b,d
$ 24,996,990
20,000,000 4.375% ,10/15/2025
b,d
19,815,292
TransCanada PipeLines, Ltd.
25,000,000 4.570% ,8/7/2025
b
24,977,883
15,000,000 4.580% ,9/19/2025
b
14,904,375
Total 224,162,023
Principal
Amount Financials ( 48.9% )
a
Value
Alexandria Real Estate Equities,
Inc.
50,000,000 4.570% ,8/8/2025
b,d
49,949,325
ANZ New Zealand International,
Ltd./London
25,000,000 4.370% ,10/14/2025
b,d
24,776,822
20,000,000 4.380% ,10/28/2025
b,d
19,788,822
Australia & New Zealand Banking
Group, Ltd.
10,000,000
4.590% (SOFRRATE +
0.270%),8/25/2025
b,c
10,001,128
15,000,000
4.910% (SOFRRATE +
0.560%),3/18/2026
b,c
15,023,825
AvalonBay Communities, Inc.
3,825,000 4.520% ,8/5/2025
b
3,822,586
Bank of America NA
15,000,000 4.500% ,10/10/2025 15,000,531
Bank of New York Mellon
25,000,000
4.540% (SOFRRATE +
0.180%),9/30/2025
c
25,002,075
10,600,000
4.620% (SOFRRATE +
0.260%),4/7/2026
c
10,599,273
Barclays Bank plc
20,000,000 4.320% ,9/24/2025
b,d
19,864,754
25,000,000 4.350% ,11/6/2025
b,d
24,700,290
Barton Capital SA
20,000,000 4.330% ,9/19/2025
b,d
19,877,964
Bay Square Funding, LLC
40,270,000 4.340% ,8/1/2025
b
40,265,143
BNP Paribas SA/New York, NY
25,000,000 4.450% ,11/19/2025 24,998,070
BPCE SA
20,000,000 4.375% ,12/8/2025
b
19,681,982
Cabot Trail Funding, LLC
20,000,000 4.360% ,10/20/2025
b
19,802,900
CAFCO, LLC
10,000,000 4.330% ,8/11/2025
b,d
9,986,667
17,500,000 4.350% ,8/19/2025
b,d
17,459,634
Caisse des Depots et
Consignations
25,000,000 4.350% ,9/15/2025
b
24,860,872
Canadian Imperial Bank of
Commerce/New York, NY
10,000,000
4.620% (SOFRRATE +
0.300%),2/9/2026
c
10,005,934
10,000,000
4.650% (SOFRRATE +
0.330%),7/23/2026
c
9,999,233
Chariot Funding, LLC
25,000,000
4.810% (SOFRRATE +
0.450%),12/11/2025
b,c
25,006,609
Charta, LLC
15,000,000 4.350% ,8/13/2025
b,d
14,976,219
Ciesco, LLC
20,000,000 4.340% ,8/22/2025
b,d
19,946,552
20,000,000 4.370% ,9/26/2025
b,d
19,861,236
Principal
Amount Financials (48.9%)
a
Value
$ 20,000,000 4.360% ,11/14/2025
b,d
$ 19,741,518
15,000,000 4.320% ,1/22/2026
b,d
14,681,961
Citibank NA
23,383,000
5.157% (SOFRRATE +
0.805%),9/29/2025
c
23,394,972
20,000,000
4.740% (SOFRRATE +
0.380%),3/16/2026
c
20,012,984
25,000,000
4.934% (SOFRINDX +
0.590%),4/30/2026
c
25,053,370
3,357,000
5.050% (SOFRRATE +
0.708%),8/6/2026
c
3,370,831
Citigroup Global Markets, Inc.
25,000,000
4.700% (SOFRRATE +
0.340%),6/17/2026
b,c
25,002,765
Commonwealth Bank of Australia
5,520,000
5.098% (SOFRRATE +
0.750%),3/13/2026
b,c
5,537,127
CRC Funding, LLC
10,800,000 4.380% ,10/14/2025
b,d
10,701,225
Fairway Finance Company, LLC
8,500,000 4.360% ,10/16/2025
b,d
8,419,981
Falcon Asset Funding, LLC
25,000,000
4.670% (SOFRRATE +
0.310%),12/12/2025
b,c
25,001,287
GTA Funding, LLC
22,000,000 4.350% ,8/28/2025
b
21,925,083
21,450,000 4.380% ,9/23/2025
b
21,308,945
ING US Funding, LLC
15,000,000
4.710% (SOFRRATE +
0.350%),11/26/2025
b,c,d
15,008,349
JPMorgan Chase Bank NA
20,000,000
4.966% (SOFRRATE +
0.620%),4/29/2026
c
20,055,701
Jupiter Securitization Company,
LLC
25,000,000
4.650% (SOFRRATE +
0.290%),1/5/2026
b,c,d
25,000,324
Liberty Street Funding, LLC
25,000,000 4.340% ,10/14/2025
b,d
24,771,615
20,000,000 4.360% ,11/20/2025
b,d
19,726,430
Lime Funding, LLC
5,210,000 0.434% ,8/7/2025
b
5,205,583
Lloyds Bank plc
15,000,000 4.330% ,2/2/2026 14,663,287
Macquarie Bank, Ltd.
20,000,000 4.280% ,9/10/2025
b
19,899,346
25,000,000 4.320% ,9/25/2025
b
24,827,022
10,000,000 4.380% ,11/4/2025
b
9,881,067
MetLife Short Term Funding, LLC
6,400,000 4.350% ,10/30/2025
b
6,331,094
10,000,000 4.330% ,12/10/2025
b
9,845,267
11,143,000 4.300% ,12/15/2025
b
10,964,050
25,000,000 4.290% ,12/22/2025
b
24,578,000
Mizuho Bank, Ltd./New York, NY
14,000,000 4.380% ,8/12/2025
b
13,979,519
25,000,000 4.430% ,9/26/2025 24,995,783
20,000,000 4.450% ,11/14/2025 19,998,834
Mizuho Markets Cayman, LP
25,000,000
4.789% (SOFRRATE +
0.450%),8/12/2025
c
25,002,724
10,000,000
4.847% (SOFRRATE +
0.500%),9/23/2025
c
10,002,921
15,000,000
4.947% (SOFRRATE +
0.600%),10/6/2025
b,c
15,009,009

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials (48.9%)
a
Value
$ 20,000,000
4.848% (SOFRRATE +
0.500%),5/1/2026
b,c
$ 20,014,211
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio
3,815,000 4.220% ,8/1/2025 3,815,000
National Australia Bank, Ltd.
10,000,000
4.560% (SOFRRATE +
0.240%),8/26/2025
b,c
10,001,103
10,000,000
4.540% (SOFRRATE +
0.220%),2/13/2026
b,c
9,999,836
Nationwide Building Society
15,000,000 4.380% ,9/2/2025
b
14,940,092
25,000,000 4.370% ,9/19/2025
b
24,850,233
Natixis SA/New York, NY
25,000,000 4.390% ,9/29/2025 24,817,190
New York Life Global Funding
15,000,000
4.925% (SOFRINDX +
0.580%),1/16/2026
b,c
15,025,964
6,000,000
5.279% (SOFRINDX +
0.930%),4/2/2026
b,c
6,026,861
5,000,000
4.826% (SOFRRATE +
0.480%),6/9/2026
b,c
5,004,982
7,585,000
4.929% (SOFRRATE +
0.580%),8/28/2026
b,c
7,606,817
New York Life Short Term Funding,
LLC
10,000,000 4.370% ,8/6/2025
b
9,992,786
Old Line Funding, LLC
25,000,000 4.340% ,10/6/2025
b,d
24,795,385
20,000,000 4.350% ,10/15/2025
b,d
19,814,448
Pacific Life Global Funding II
14,222,000
4.966% (SOFRRATE +
0.620%),6/4/2026
b,c
14,263,621
14,836,000
5.395% (SOFRINDX +
1.050%),7/28/2026
b,c
14,939,747
Pacific Life Short Term Funding,
LLC
15,000,000 4.370% ,8/25/2025
b
14,954,628
Protective Life Corporation
25,000,000 4.650% ,8/7/2025
b
24,977,735
Pure Grove Funding
20,000,000 4.360% ,10/30/2025
b,d
19,776,578
25,000,000 4.380% ,11/24/2025
b,d
24,645,340
Royal Bank of Canada
5,000,000
4.868% (SOFRINDX +
0.525%),1/20/2026
c
5,005,215
20,000,000
4.801% (SOFRINDX +
0.460%),8/3/2026
c
20,029,847
Royal Bank of Canada/New York,
NY
25,000,000 4.440% ,10/16/2025 24,996,138
25,000,000
4.670% (SOFRRATE +
0.350%),12/4/2025
c
25,002,393
Salisbury Receivables Company,
LLC
20,000,000 4.440% ,8/5/2025
b,d
19,987,904
20,000,000 4.420% ,10/29/2025
b,d
19,780,000
Sheffield Receivables Company,
LLC
20,000,000 4.400% ,8/8/2025
b,d
19,980,612
11,250,000 4.400% ,8/11/2025
b,d
11,234,984
Skandinaviska Enskilda Banken AB
10,000,000
4.520% (SOFRRATE +
0.200%),8/8/2025
b,c
10,000,177
Principal
Amount Financials (48.9%)
a
Value
$ 25,000,000
4.500% (SOFRRATE +
0.180%),9/25/2025
b,c
$ 25,001,775
10,300,000 4.350% ,10/22/2025
b
10,196,122
Starbird Funding Corporation
15,000,000 4.330% ,10/31/2025
b,d
14,831,385
25,000,000 4.350% ,11/4/2025
b,d
24,706,933
Sumitomo Mitsui Banking
Corporation
24,000,000 4.355% ,10/10/2025
b
23,789,489
Sumitomo Mitsui Trust Bank, Ltd.
7,165,000 4.800% ,9/15/2025
b
7,164,699
Svenska Handelsbanken AB
25,270,000
5.599% (SOFRRATE +
1.250%),6/15/2026
b,c
25,471,050
Svenska Handelsbanken/New York
NY
10,000,000
4.610% (SOFRRATE +
0.250%),2/27/2026
c
10,000,559
Swedbank AB
10,000,000
4.680% (SOFRRATE +
0.360%),8/20/2025
b,c
10,001,451
21,700,000 4.350% ,8/25/2025
b
21,635,032
Thunder Bay Funding, LLC
10,000,000 4.350% ,10/27/2025
b,d
9,892,510
25,000,000
4.720% (SOFRRATE +
0.360%),1/2/2026
b,c,d
25,009,604
Toronto-Dominion Bank/NY
10,000,000
4.730% (FEDL 1M +
0.400%),8/22/2025
c
10,001,773
25,000,000
4.830% (SOFRRATE +
0.470%),5/22/2026
c
25,041,271
UDR, Inc.
10,500,000 4.580% ,8/21/2025
b,d
10,471,899
Victory Receivables Corporation
25,000,000 4.370% ,10/29/2025
b,d
24,725,000
Wells Fargo Bank NA
6,850,000
5.054% (SOFRRATE +
0.710%),1/15/2026
c
6,862,711
Westpac Banking Corporation
5,000,000
5.344% (SOFRRATE +
1.000%),8/26/2025
c
5,003,056
Westpac Securities, NZ, Ltd./
London
25,000,000 4.375% ,9/10/2025
b,d
24,875,415
15,000,000 4.340% ,12/9/2025
b,d
14,761,671
Total 1,854,879,652
Principal
Amount Foreign ( 0.8% )
a
Value
Caisse d'Amortissement de la Dette
Sociale
14,000,000 4.320% ,10/24/2025
b
13,855,878
Erste Abwicklungsanstalt
15,000,000 4.350% ,9/29/2025
b
14,891,501
Total 28,747,379
Principal
Amount Transportation ( 0.2% )
a
Value
Ryder System, Inc.
8,098,000 4.550% ,8/7/2025 8,090,836
Total 8,090,836

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
U.S. Government & Agencies
( 8.9% )
a
Value
Federal Agricultural Mortgage
Corporation
$ 45,000,000
4.520% (SOFRRATE +
0.200%),8/7/2025
c
$ 45,000,494
Federal Farm Credit Bank
10,000,000
4.380% (SOFRRATE +
0.060%),8/26/2025
c
10,000,350
20,000,000
4.410% (SOFRRATE +
0.090%),8/26/2025
c
20,000,696
25,000,000
4.385% (SOFRRATE +
0.065%),8/28/2025
c
25,000,940
10,000,000
4.400% (SOFRRATE +
0.080%),3/4/2026
c
10,004,236
10,000,000
4.415% (FEDL 1M +
0.085%),5/7/2026
c
10,002,585
10,000,000
4.440% (SOFRRATE +
0.120%),7/10/2026
c
10,007,778
12,400,000
4.450% (SOFRRATE +
0.130%),4/23/2027
c
12,406,148
10,000,000
4.435% (SOFRRATE +
0.115%),7/30/2027
c
10,001,859
Federal Home Loan Bank
10,000,000
4.360% (SOFRRATE +
0.040%),8/5/2025
c
10,000,068
25,000,000
4.410% (SOFRRATE +
0.090%),8/15/2025
c
25,000,678
25,000,000
4.370% (SOFRRATE +
0.050%),8/21/2025
c
25,000,664
15,000,000
4.405% (SOFRRATE +
0.085%),11/21/2025
c
15,003,933
10,000,000
4.420% (SOFRRATE +
0.100%),2/13/2026
c
10,004,451
10,000,000
4.420% (SOFRRATE +
0.100%),4/6/2026
c
10,005,626
5,000,000
4.435% (SOFRRATE +
0.115%),7/16/2026
c
5,003,736
10,000,000
4.510% (SOFRRATE +
0.190%),10/29/2026
c
10,003,284
Federal Home Loan Mortgage
Corporation
10,000,000
4.410% (SOFRRATE +
0.090%),1/26/2026
c
10,004,056
25,000,000
4.420% (SOFRRATE +
0.100%),2/9/2026
c
25,006,816
Federal National Mortgage
Association
6,000,000
4.440% (SOFRRATE +
0.120%),7/29/2026
c
6,003,800
U.S. International Development
Finance Corporation
8,547,009
4.530% (T-BILL 3M +
FLAT),8/7/2025
c
8,547,008
8,867,521
4.530% (T-BILL 3M +
FLAT),8/7/2025
c
8,867,521
5,485,500
4.590% (T-BILL 3M +
FLAT),8/7/2025
c
5,485,500
5,326,157
4.600% (T-BILL 3M +
FLAT),8/7/2025
c
5,326,157
7,400,000 5.000% ,8/16/2025 7,759,131
Total 339,447,515
Principal
Amount Utilities ( 12.3% )
a
Value
Ameren Corporation
5,600,000 4.550% ,8/5/2025 5,596,512
Principal
Amount Utilities (12.3%)
a
Value
Berkshire Hathaway Energy
Company
$ 25,000,000 4.470% ,8/11/2025
b
$ 24,965,150
DTE Energy Company
25,000,000 4.450% ,8/4/2025
b,d
24,987,385
Duke Energy Corporation
25,000,000 4.580% ,8/18/2025
b
24,943,325
15,000,000 4.540% ,9/26/2025
b
14,892,009
Entergy Corporation
6,330,000 4.600% ,8/22/2025
b
6,312,256
Exelon Corporation
25,000,000 4.520% ,8/7/2025
b
24,977,882
Florida Power & Light Company
9,749,000 3.125% ,12/1/2025 9,702,856
NextEra Energy Capital Holdings,
Inc.
25,000,000 4.600% ,8/19/2025
b,d
24,939,500
25,000,000 4.600% ,8/20/2025
b,d
24,936,297
25,000,000 4.600% ,8/22/2025
b,d
24,929,920
21,150,000 4.573% ,9/24/2025
b,d
21,001,525
25,000,000 4.570% ,9/26/2025
b,d
24,818,035
25,000,000 4.580% ,9/30/2025
b,d
24,805,110
NSTAR Electric Company
16,000,000 4.510% ,8/14/2025 15,972,584
PPL Electric Utilities Corporation
11,000,000 4.510% ,8/5/2025
b
10,993,057
Southern Company Gas Capital
Corporation
5,000,000 4.490% ,8/1/2025
b,d
5,000,000
TransCanada PipeLines USA, Ltd.
20,000,000 4.620% ,9/18/2025
b,d
19,875,078
20,400,000 4.560% ,9/22/2025
b,d
20,262,057
Virginia Electric and Power
Company
19,830,000 4.590% ,8/6/2025 19,815,298
15,000,000 4.530% ,8/20/2025 14,962,823
25,000,000 4.530% ,8/21/2025 24,934,928
25,000,000 4.540% ,8/27/2025 24,916,238
10,000,000 4.580% ,8/28/2025 9,965,247
Xcel Energy, Inc.
20,400,000 4.540% ,8/7/2025
b
20,381,952
Total 468,887,024
Total Investments (cost
$3,842,825,293) 101.2% $3,842,724,141
Other Assets and Liabilities,
Net (1.2)% (44,276,547)
Total Net Assets 100.0% $3,798,447,594

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a The interest rate shown reflects the yield.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2025, the value of these investments was $2,690,305,304 or
70.8% of total net assets.
c Denotes variable rate securities. The rate shown is as of
July 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
Definitions:
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Core Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Asset-Backed Securities 5,004,445 – 5,004,445 –
Basic Materials 139,138,069 – 139,138,069 –
Capital Goods 150,735,884 – 150,735,884 –
Consumer Cyclical 418,166,585 – 418,166,585 –
Consumer Non-Cyclical 205,464,729 – 205,464,729 –
Energy 224,162,023 – 224,162,023 –
Financials 1,854,879,652 3,815,000 1,851,064,652 –
Foreign 28,747,379 – 28,747,379 –
Transportation 8,090,836 – 8,090,836 –
U.S. Government & Agencies 339,447,515 – 339,447,515 –
Utilities 468,887,024 – 468,887,024 –
Total Investments at Value $3,842,724,141 $3,815,000 $3,838,909,141 $–

Small Cap Value Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 96 .3 % Value
Consumer Discretionary  14.8%
50,937 Advance Auto Parts, Inc. $ 2,703,227
7,594 Asbury Automotive Group, Inc.
a
1,686,779
13,155 Grand Canyon Education, Inc.
a
2,218,328
4,122 Group 1 Automotive, Inc. 1,698,882
37,842 Meritage Homes Corporation 2,548,280
5,489 Murphy USA, Inc. 1,989,653
40,542 Signet Jewelers, Ltd. 3,206,872
84,572 Six Flags Entertainment
Corporation
a
2,533,777
21,015 Wyndham Hotels & Resorts, Inc. 1,807,290
Total 20,393,088
Consumer Staples  3.5%
21,095 J & J Snack Foods Corporation 2,381,415
88,482 Primo Brands Corporation 2,442,988
Total 4,824,403
Energy  5.5%
16,447 Gulfport Energy Corporation
a
2,863,916
47,643 Matador Resources Company 2,376,433
65,507 TechnipFMC plc 2,382,490
Total 7,622,839
Financials  22.7%
56,128 Ally Financial, Inc. 2,124,445
41,672 Banner Corporation 2,586,789
66,562 Cadence Bank 2,319,686
49,841 Enterprise Financial Services
Corporation 2,750,725
48,495 Essent Group, Ltd. 2,715,235
7,060 Evercore, Inc. 2,126,048
120,335 First Busey Corporation 2,685,877
9,616 Houlihan Lokey, Inc. 1,833,387
148,150 Old National Bancorp 3,127,447
35,271 RLI Corporation 2,327,533
31,468 UMB Financial Corporation 3,461,165
25,022 Wintrust Financial Corporation 3,202,316
Total 31,260,653
Health Care  3.1%
211,075 Ardelyx, Inc.
a
894,958
76,261 Enovis Corporation
a
2,043,795
24,750 Globus Medical, Inc.
a
1,302,592
Total 4,241,345
Industrials  16.5%
25,116 AAR Corporation
a
1,876,416
24,165 AGCO Corporation 2,850,745
37,677 Air Lease Corporation 2,087,306
111,119 Gates Industrial Corporation plc
a
2,755,751
36,940 Korn Ferry 2,617,938
141,143 Masterbrand, Inc.
a
1,556,807
13,070 Moog, Inc. 2,530,091
96,680 Schneider National, Inc. 2,363,826
20,107 Timken Company 1,529,942
32,810 WNS Holdings, Ltd.
a
2,453,860
Total 22,622,682
Information Technology  13.0%
28,217 Bel Fuse, Inc. 3,669,339
29,725 Ciena Corporation
a
2,759,669
52,863 Crane NXT Company 3,136,890
67,193 Kyndryl Holdings, Inc.
a
2,537,880
24,283 MKS, Inc. 2,311,256
Shares Common Stock  96.3% Value
Information Technology  13.0% - continued
16,119 Plexus Corporation
a
$ 2,055,172
28,355 TTM Technologies, Inc.
a
1,339,774
Total 17,809,980
Materials  5.9%
217,251 Constellium SE
a
2,978,511
55,353 Greif, Inc. 3,511,041
40,031 Ingevity Corporation
a
1,672,895
Total 8,162,447
Real Estate  6.9%
20,134 Agree Realty Corporation 1,443,608
262,405 Cushman and Wakefield plc
a
3,198,717
77,588 National Storage Affiliates Trust 2,285,742
174,905 Plymouth Industrial REIT, Inc. 2,539,621
Total 9,467,688
Utilities  4.4%
48,704 Black Hills Corporation 2,814,117
42,620 Spire, Inc. 3,173,911
Total 5,988,028
Total Common Stock
(cost $120,067,156) 132,393,153
Shares or
Principal
Amount Short-Term Investments 3 .7 % Value
State Street Institutional U.S.
Government Money Market
Fund
5,149,636 4.250%
b
5,149,636
Total Short-Term Investments
(cost $5,149,636) 5,149,636
Total Investments (cost
$125,216,792) 100.0% $ 137,542,789
Other Assets and Liabilities, Net
<0.1% 5,117
Total Net Assets 100.0% $ 137,547,906
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Value Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Core Small Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 20,393,088 20,393,088 – –
Consumer Staples 4,824,403 4,824,403 – –
Energy 7,622,839 7,622,839 – –
Financials 31,260,653 31,260,653 – –
Health Care 4,241,345 4,241,345 – –
Industrials 22,622,682 22,622,682 – –
Information Technology 17,809,980 17,809,980 – –
Materials 8,162,447 8,162,447 – –
Real Estate 9,467,688 9,467,688 – –
Utilities 5,988,028 5,988,028 – –
Short-Term Investments 5,149,636 5,149,636 – –
Subtotal Investments in Securities $ 137,542,789 $ 137,542,789 $ – $ –
Total Investments at Value $ 137,542,789
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Core Small Cap Value
Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $ 10,335 $ 14,850 $ 25,185 $ – – –%
Total Affiliated Short-Term Investments 10,335 – –
Total Value $ 10,335 $ –
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $– $– $ – $141
Total Income/Non Cash Income from Affiliated Investments $141
Total $– $– $ –

Notes to Schedule of Investments
as of July 31, 2025
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset
value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Money Market on the basis of amortized cost (which approximates market value) involves a constant
amortization of premium or accretion of discount to maturity.
Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds'
valuation policies in accordance with Valuation Policies and
Procedures. The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Funds may invest in funds that invest in private equity securities ("Private Equity Funds"), which are fair valued by the Funds pursuant to valuation procedures designed by the
Committee.  Private Equity Funds are typically valued at an
amount equal to the Net Asset Value (NAV) of a fund's investment in the Private Equity Fund when this information is readily available to the fund.  This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the
NAV of the investment company, if it is calculated in a manner consistent with ASC 946.  The Committee has determined that
for the Private Equity Funds held by the Funds, if the NAV of the
Private Equity Fund is not readily available for the daily pricing needs of the Funds, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Equity Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each

Notes to Schedule of Investments
as of July 31, 2025
(unaudited)

security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets.
Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.
Derivative Financial Instruments
— Certain Funds may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).
This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter
("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps).
Brokers can ask for margining in excess of the minimum
requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in

Notes to Schedule of Investments
as of July 31, 2025
(unaudited)

the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended July 31, 2025, Core Emerging Markets
Equity and Core International Equity used equity futures to manage exposure to the equities market.
During the period ended July 31, 2025, Core International Equity used foreign exchange futures to hedge currency risk.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA, doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Funds.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.